UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                     Date of fiscal year end: July 31, 2009

                    Date of reporting period: April 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 95.46%
APPAREL & ACCESSORY STORES: 3.07%
    732,800   KOHL'S CORPORATION+                                                                            $   33,232,480
                                                                                                             --------------
BIOPHARMACEUTICALS: 5.77%
    776,619   GILEAD SCIENCES INCORPORATED+<<                                                                    35,569,150
    611,300   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                       26,829,957
                                                                                                                 62,399,107
                                                                                                             --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 3.12%
  1,567,500   LOWE'S COMPANIES INCORPORATED                                                                      33,701,250
                                                                                                             --------------
BUSINESS SERVICES: 10.53%
     71,182   GOOGLE INCORPORATED CLASS A+                                                                       28,185,937
  2,499,500   MICROSOFT CORPORATION                                                                              50,639,870
  1,810,000   ORACLE CORPORATION                                                                                 35,005,400
                                                                                                                113,831,207
                                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 3.82%
    261,600   CF INDUSTRIES HOLDINGS INCORPORATED                                                                18,848,280
    301,465   PRAXAIR INCORPORATED                                                                               22,492,304
                                                                                                                 41,340,584
                                                                                                             --------------
COMMUNICATIONS: 9.76%
  1,603,647   AMERICAN TOWER CORPORATION CLASS A+                                                                50,931,829
  1,237,600   DIRECTV GROUP INCORPORATED+<<                                                                      30,605,848
    342,063   EQUINIX INCORPORATED+<<                                                                            24,023,084
                                                                                                                105,560,761
                                                                                                             --------------
DEPOSITORY INSTITUTIONS: 1.31%
    415,191   STATE STREET CORPORATION                                                                           14,170,469
                                                                                                             --------------
EATING & DRINKING PLACES: 2.42%
    491,200   MCDONALD'S CORPORATION                                                                             26,176,048
                                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.77%
  1,107,100   CISCO SYSTEMS INCORPORATED+                                                                        21,389,172
     52,400   FIRST SOLAR INCORPORATED+                                                                           9,813,996
  1,008,354   QUALCOMM INCORPORATED                                                                              42,673,541
  1,986,200   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR<<                                           20,994,134
                                                                                                                 94,870,843
                                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.16%
    331,100   FLUOR CORPORATION                                                                                  12,538,757
                                                                                                             --------------
GENERAL MERCHANDISE STORES: 3.36%
    722,000   WAL-MART STORES INCORPORATED                                                                       36,388,800
                                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 14.59%
    307,049   APPLE INCORPORATED+                                                                                38,635,976
  1,048,252   HEWLETT-PACKARD COMPANY                                                                            37,716,107
    412,129   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        42,535,834
    705,000   NATIONAL OILWELL VARCO INCORPORATED+                                                               21,347,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    253,100   RESEARCH IN MOTION LIMITED+                                                                    $   17,590,450
                                                                                                                157,825,767
                                                                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.38%
    353,900   AON CORPORATION                                                                                    14,934,580
                                                                                                             --------------
INSURANCE CARRIERS: 2.70%
    709,354   THE TRAVELERS COMPANIES INCORPORATED                                                               29,182,824
                                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.71%
    526,600   THERMO FISHER SCIENTIFIC INCORPORATED+                                                             18,473,128
                                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.15%
    369,900   ST. JUDE MEDICAL INCORPORATED+                                                                     12,399,048
                                                                                                             --------------
MEDICAL PRODUCTS: 1.16%
    258,799   BAXTER INTERNATIONAL INCORPORATED                                                                  12,551,752
                                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.23%
  1,017,200   TYCO INTERNATIONAL LIMITED                                                                         24,168,672
                                                                                                             --------------
MISCELLANEOUS RETAIL: 3.30%
  1,124,519   CVS CAREMARK CORPORATION                                                                           35,737,214
                                                                                                             --------------
MOTION PICTURES: 1.21%
    599,574   TIME WARNER INCORPORATED                                                                           13,088,700
                                                                                                             --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.49%
    307,100   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         16,073,614
                                                                                                             --------------
OIL & GAS EXTRACTION: 6.17%
    478,500   NOBLE ENERGY INCORPORATED                                                                          27,154,875
    352,173   TRANSOCEAN LIMITED+                                                                                23,764,634
    952,300   WEATHERFORD INTERNATIONAL LIMITED+                                                                 15,836,749
                                                                                                                 66,756,258
                                                                                                             --------------
PRIMARY METAL INDUSTRIES: 2.00%
    918,550   ARCELOR MITTAL                                                                                     21,659,409
                                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.91%
      4,539   CME GROUP INCORPORATED                                                                              1,004,708
    152,900   GOLDMAN SACHS GROUP INCORPORATED                                                                   19,647,648
                                                                                                                 20,652,356
                                                                                                             --------------
TRANSPORTATION EQUIPMENT: 1.37%
  2,471,600   FORD MOTOR COMPANY+                                                                                14,780,168
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $1,054,856,398)                                                                     1,032,493,796
                                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 8.85%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.62%
  4,381,816   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    4,381,816
  4,381,816   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        4,381,816
  4,381,816   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          4,381,816

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
  4,381,816   DWS MONEY MARKET SERIES INSTITUTIONAL                                                          $    4,381,816
                                                                                                                 17,527,264
                                                                                                             --------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
-----------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.23%
$   547,727   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                      0.55%         05/07/2009           547,727
    547,727   ALPINE SECURITIZATION CORPORATION++(p)                             0.37          05/05/2009           547,705
    182,576   AMSTEL FUNDING CORPORATION++(p)                                    2.10          05/18/2009           182,395
    182,576   AMSTERDAM FUNDING CORPORATION++(p)                                 0.40          05/11/2009           182,555
    584,242   ANTALIS US FUNDING CORPORATION++(p)                                0.47          05/22/2009           584,082
  1,643,181   ASB FINANCE LIMITED (LONDON)++                                     0.24          05/07/2009         1,643,115
    438,182   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                     0.32          05/21/2009           438,104
  1,095,454   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                     0.35          05/14/2009         1,095,316
  2,738,635   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,738,649)          0.18          05/01/2009         2,738,635
  3,286,362   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY AGENCY SECURITIES (MATURITY VALUE
              $3,286,385)                                                        0.25          05/01/2009         3,286,362
  1,278,030   BARTON CAPITAL CORPORATION++(p)                                    0.33          05/08/2009         1,277,948
    282,992   BNP PARIBAS                                                        0.46          05/01/2009           282,992
  1,278,030   BNP PARIBAS (NEW YORK)                                             0.91          05/05/2009         1,278,099
    912,878   BRYANT BANK FUNDING LLC++(p)                                       0.33          05/26/2009           912,669
    641,352   BRYANT BANK FUNDING LLC++(p)                                       0.35          05/19/2009           641,240
    839,848   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE            0.23          05/04/2009           839,848
    146,061   CALCASIEU PARISH LA+/-ss                                           0.75          12/01/2027           146,061
    146,061   CALIFORNIA DEPARTMENT OF WATER RESOURCES+/-ss                      0.30          05/01/2020           146,061
    200,833   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss              0.20          11/01/2026           200,833
    200,833   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                     1.00          06/01/2028           200,833
  1,460,605   CALYON (NEW YORK)                                                  0.44          05/11/2009         1,460,605
    137,443   CHARIOT FUNDING LLC++(p)                                           0.30          05/20/2009           137,421
  1,278,030   CHARIOT FUNDING LLC++(p)                                           0.35          05/06/2009         1,277,968
  2,122,739   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          02/25/2008            35,025
  1,634,293   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          05/19/2008            26,966
    303,514   CIESCO LLC++                                                       0.35          05/07/2009           303,496
    839,848   CLIPPER RECEIVABLES CORPORATION++(p)                               0.50          05/07/2009           839,778
     96,674   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          1.55          10/01/2038            96,674
    292,121   COOK COUNTY IL+/-ss                                                1.00          11/01/2030           292,121
    657,272   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       2.65          12/15/2037           657,272
    438,182   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $438,186)                  0.30          05/01/2009           438,182
  1,278,030   DEXIA CREDIT LOCAL DE FRANCE SA                                    0.45          05/04/2009         1,278,030
    657,272   EBBETS FUNDING LLC++(p)                                            0.50          05/04/2009           657,245
    273,864   EBBETS FUNDING LLC++(p)                                            0.50          05/05/2009           273,848
  1,131,969   EDISON ASSET SECURITIZATION LLC++(p)                               0.32          05/07/2009         1,131,909
    255,606   ELYSIAN FUNDING LLC++(p)                                           0.50          05/05/2009           255,592
    219,091   ELYSIAN FUNDING LLC++(p)                                           0.50          05/06/2009           219,076
    438,182   FAIRWAY FINANCE CORPORATION(p)                                     0.32          05/04/2009           438,170
    993,212   FAIRWAY FINANCE CORPORATION(p)                                     0.35          05/04/2009           993,183
    913,207   FALCON ASSET SECURITIZATION CORPORATION++(p)                       0.30          05/15/2009           913,100
  1,267,075   GDF SUEZ++                                                         0.30          05/27/2009         1,266,801
    109,545   GDF SUEZ++                                                         0.31          05/22/2009           109,526
  1,204,999   GEMINI SECURITIZATION INCORPORATED++(p)                            0.34          05/27/2009         1,204,704
    515,886   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $515,888)               0.17          05/01/2009           515,886
  7,704,103   GRYPHON FUNDING LIMITED(a)(i)                                      0.00          08/23/2009         2,593,971
     60,250   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              3.20          11/01/2042            60,250
    547,727   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.75          05/15/2034           547,727
    876,363   HSBC USA INCORPORATED                                              0.28          05/15/2009           876,268
    182,576   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.55          07/01/2029           182,576
     73,030   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 1.40          01/01/2018            73,030
    766,818   INTERNATIONALE NEDERLANDEN US FUND                                 0.25          05/04/2009           766,802
  1,095,454   INTESA SANPAOLO (NEW YORK)+/-ss                                    1.05          05/22/2009         1,095,722

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   511,212   IRISH LIFE & PERMANENT PLC++                                       0.70%         05/05/2009    $      511,172
  1,424,090   JPMORGAN CHASE FUNDING INCORPORATED++                              0.30          05/21/2009         1,423,853
  1,570,151   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              US TREASURY SECURITIES (MATURITY VALUE $1,570,161)                 0.24          05/01/2009         1,570,151
    109,545   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             1.40          04/15/2025           109,545
    912,878   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                     0.84          05/28/2009           912,303
    175,893   KITTY HAWK FUNDING CORPORATION++(p)                                0.35          05/05/2009           175,887
    547,727   LMA AMERICAS LLC++(p)                                              0.40          05/28/2009           547,563
  1,214,128   MASSACHUSETTS HEFA+/-ss                                            0.45          10/01/2034         1,214,128
  1,278,030   MATCHPOINT MASTER TRUST++(p)                                       0.37          05/27/2009         1,277,688
    365,151   MATCHPOINT MASTER TRUST++(p)                                       0.40          05/18/2009           365,082
    157,015   MISSISSIPPI STATE GO+/-ss                                          4.50          11/01/2028           157,015
    146,061   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.45          02/01/2036           146,061
  1,570,151   NATIONWIDE BUILDING SOCIETY++                                      0.49          05/07/2009         1,570,023
    620,757   NATIXIS                                                            0.27          05/05/2009           620,757
     73,030   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           3.75          01/01/2018            73,030
  1,460,605   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                       0.55          05/15/2009         1,460,293
    779,233   NORDEA NORTH AMERICA INCORPORATED                                  0.32          05/12/2009           779,157
    237,348   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.62          01/01/2034           237,348
    299,424   PARK AVENUE RECEIVABLES CORPORATION++##(p)                         0.33          05/05/2009           299,413
  1,606,666   PRUDENTIAL PLC++                                                   0.65          05/15/2009         1,606,260
  1,460,605   RANGER FUNDING CORPORATION++                                       0.35          05/11/2009         1,460,463
    238,663   REGENCY MARKETS #1 LLC++(p)                                        0.35          05/01/2009           238,663
    876,363   REGENCY MARKETS #1 LLC++(p)                                        0.43          05/14/2009           876,227
    511,212   REGENCY MARKETS #1 LLC++(p)                                        0.44          05/18/2009           511,106
     36,515   ROMULUS FUNDING CORPORATION(p)                                     0.70          05/04/2009            36,513
    365,151   ROMULUS FUNDING CORPORATION(p)                                     0.77          05/04/2009           365,128
    219,091   ROYAL BANK OF SCOTLAND PLC(p)                                      0.39          05/26/2009           219,031
    620,757   SALISBURY RECEIVABLES COMPANY++(p)                                 0.34          05/20/2009           620,646
  1,058,939   SALISBURY RECEIVABLES COMPANY++(p)                                 0.37          05/28/2009         1,058,645
  1,387,575   SOCIETE GENERALE NORTH AMERICA                                     0.35          05/29/2009         1,387,197
     73,030   STARBIRD FUNDING CORPORATION++(p)                                  0.35          05/04/2009            73,028
    894,621   STARBIRD FUNDING CORPORATION++(p)                                  0.50          05/14/2009           894,459
    547,727   STATE STREET CORPORATION                                           0.25          05/04/2009           547,716
  1,095,454   SURREY FUNDING CORPORATION++(p)                                    0.47          05/06/2009         1,095,383
  1,533,636   SVENSKA HANDELSBANKEN INCORPORATED                                 0.34          05/20/2009         1,533,361
    952,972   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.40          05/18/2009           952,792
    172,205   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.45          05/15/2009           172,175
    365,151   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.32          05/29/2009           365,060
    182,576   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.36          05/07/2009           182,565
  1,258,129   TULIP FUNDING CORPORATION++(p)                                     0.43          05/18/2009         1,257,874
    242,168   TULIP FUNDING CORPORATION++(p)                                     0.45          05/07/2009           242,150
    328,636   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.55          07/01/2032           328,636
  1,497,121   UBS AG (STAMFORD)                                                  0.52          05/29/2009         1,497,121
  1,387,575   UNICREDITO ITALIANO (NEW YORK)                                     0.61          05/29/2009         1,387,586
    109,545   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.75          12/15/2040           109,545
    474,697   VERSAILLES CP LLC++(p)                                             0.50          05/06/2009           474,664
    146,061   VERSAILLES CP LLC++(p)                                             0.60          05/04/2009           146,054
  2,883,451   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.27          07/28/2008         1,268,719
  1,674,445   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.30          08/07/2008           736,756
  2,050,496   VICTORIA FINANCE LLC+++/-####(a)(i)                                1.02          04/03/2008           902,218
  3,328,217   VICTORIA FINANCE LLC+++/-####(a)(i)                                1.03          02/15/2008         1,464,416
  3,278,404   WHITE PINE FINANCE LLC+++/-####(a)(i)                              0.98          02/22/2008         2,487,325
                                                                                                                 78,141,455
                                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $100,655,829)                                                      95,668,719
                                                                                                             --------------

SHARES
-----------
SHORT-TERM INVESTMENTS: 7.63%
 82,516,366   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       82,516,366
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

TOTAL SHORT-TERM INVESTMENTS (COST $82,516,366)                                                                  82,516,366
                                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,238,028,593)*                                                          111.94%                      $1,210,678,881
OTHER ASSETS AND LIABILITIES, NET                                               (11.94)                        (129,145,998)
                                                                                ------                       --------------
TOTAL NET ASSETS                                                                100.00%                      $1,081,532,883
                                                                                ------                       --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $82,516,366.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,259,672,555 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  71,255,240
GROSS UNREALIZED DEPRECIATION                 (120,248,914)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ (48,993,674)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 93.64%
APPAREL & ACCESSORY STORES: 0.23%
     15,900   GAP INCORPORATED                                                                               $      247,086
                                                                                                             --------------
BUSINESS SERVICES: 5.60%
     37,000   EBAY INCORPORATED+                                                                                    609,390
     37,000   ELECTRONIC ARTS INCORPORATED+                                                                         752,950
    118,000   MICROSOFT CORPORATION                                                                               2,390,680
     93,000   MONSTER WORLDWIDE INCORPORATED+<<                                                                   1,283,400
     70,000   YAHOO! INCORPORATED+                                                                                1,000,300
                                                                                                                  6,036,720
                                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 9.15%
        580   BASF AG ADR                                                                                            20,474
     60,000   BRISTOL-MYERS SQUIBB COMPANY                                                                        1,152,000
     25,000   DOW CHEMICAL COMPANY<<                                                                                400,000
     50,631   E.I. DU PONT DE NEMOURS & COMPANY                                                                   1,412,605
     55,000   JOHNSON & JOHNSON                                                                                   2,879,800
     89,000   PFIZER INCORPORATED                                                                                 1,189,040
     57,000   PROCTER & GAMBLE COMPANY                                                                            2,818,080
                                                                                                                  9,871,999
                                                                                                             --------------
COMMUNICATIONS: 5.18%
    106,800   AT&T INCORPORATED                                                                                   2,736,216
     35,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                          134,400
    123,300   COMCAST CORPORATION CLASS A<<                                                                       1,906,218
     25,083   TIME WARNER CABLE INCORPORATED+                                                                       808,425
                                                                                                                  5,585,259
                                                                                                             --------------
DEPOSITORY INSTITUTIONS: 4.62%
      9,163   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                               99,144
    115,461   BANK OF AMERICA CORPORATION<<                                                                       1,031,067
      7,000   BB&T CORPORATION<<                                                                                    163,380
      1,575   COMMERCE BANCSHARES INCORPORATED                                                                       52,133
     54,000   JPMORGAN CHASE & COMPANY                                                                            1,782,000
     11,000   KEYCORP<<                                                                                              67,650
      1,900   M&T BANK CORPORATION<<                                                                                 99,655
      8,000   PNC FINANCIAL SERVICES GROUP<<                                                                        317,600
     13,000   REGIONS FINANCIAL CORPORATION<<                                                                        58,370
     10,000   SUNTRUST BANKS INCORPORATED                                                                           144,400
     64,000   US BANCORP                                                                                          1,166,080
                                                                                                                  4,981,479
                                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 9.58%
      9,400   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          247,972
     30,000   AQUA AMERICA INCORPORATED<<                                                                           550,500
     14,000   DOMINION RESOURCES INCORPORATED                                                                       422,240
      9,000   ENTERGY CORPORATION                                                                                   582,930
      7,700   EXELON CORPORATION<<                                                                                  355,201
      7,200   FIRSTENERGY CORPORATION                                                                               294,480
     24,000   FPL GROUP INCORPORATED                                                                              1,290,960
     90,000   NISOURCE INCORPORATED                                                                                 989,100
     28,200   PG&E CORPORATION                                                                                    1,046,784
     24,000   PROGRESS ENERGY INCORPORATED                                                                          818,880
     54,500   REPUBLIC SERVICES INCORPORATED                                                                      1,144,500
     38,000   THE SOUTHERN COMPANY                                                                                1,097,440
     49,000   WASTE MANAGEMENT INCORPORATED                                                                       1,306,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     10,000   XCEL ENERGY INCORPORATED                                                                       $      184,400
                                                                                                                 10,332,217
                                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.43%
     90,000   ATMI INCORPORATED+                                                                                  1,421,100
    250,000   GENERAL ELECTRIC COMPANY                                                                            3,162,500
     86,000   NETAPP INCORPORATED+<<                                                                              1,573,800
    103,000   TEXAS INSTRUMENTS INCORPORATED                                                                      1,860,180
                                                                                                                  8,017,580
                                                                                                             --------------
FINANCIAL SERVICES: 1.18%
    127,300   JANUS CAPITAL GROUP INCORPORATED<<                                                                  1,276,819
                                                                                                             --------------
FOOD & KINDRED PRODUCTS: 7.48%
     15,000   COCA-COLA ENTERPRISES INCORPORATED                                                                    255,900
     60,000   CONAGRA FOODS INCORPORATED                                                                          1,062,000
     83,000   KRAFT FOODS INCORPORATED CLASS A                                                                    1,942,200
     69,000   THE COCA-COLA COMPANY                                                                               2,970,450
     75,429   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                              1,836,696
                                                                                                                  8,067,246
                                                                                                             --------------
GENERAL MERCHANDISE STORES: 1.30%
     34,000   TARGET CORPORATION                                                                                  1,402,840
                                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.51%
    181,000   APPLIED MATERIALS INCORPORATED<<                                                                    2,210,010
    165,000   INTEL CORPORATION                                                                                   2,603,700
     55,000   KENNAMETAL INCORPORATED                                                                             1,124,750
     33,000   NATIONAL OILWELL VARCO INCORPORATED+                                                                  999,240
     44,000   PALL CORPORATION                                                                                    1,162,040
                                                                                                                  8,099,740
                                                                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.01%
        400   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 8,436
                                                                                                             --------------
INSURANCE CARRIERS: 3.19%
     17,800   ALLSTATE CORPORATION                                                                                  415,274
     15,000   CHUBB CORPORATION                                                                                     584,250
     97,000   THE PROGRESSIVE CORPORATION                                                                         1,482,160
      1,000   THE TRAVELERS COMPANIES INCORPORATED                                                                   41,140
     18,300   UNITEDHEALTH GROUP INCORPORATED                                                                       430,416
     11,500   WELLPOINT INCORPORATED+                                                                               491,740
                                                                                                                  3,444,980
                                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.48%
     50,000   BOSTON SCIENTIFIC CORPORATION+                                                                        420,500
      6,800   COVIDIEN LIMITED                                                                                      224,264
     44,000   PERKINELMER INCORPORATED                                                                              641,080
     74,000   ROCKWELL AUTOMATION INCORPORATED                                                                    2,337,660
     33,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              1,157,640
     25,600   WATERS CORPORATION+                                                                                 1,130,752
                                                                                                                  5,911,896
                                                                                                             --------------
MISCELLANEOUS RETAIL: 3.96%
     70,000   STAPLES INCORPORATED                                                                                1,443,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

U.S. VALUE FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
MISCELLANEOUS RETAIL (continued)
     90,000   WALGREEN COMPANY                                                                               $    2,828,700
                                                                                                                  4,272,100
                                                                                                             --------------
MOTION PICTURES: 1.46%
      5,000   DISCOVERY COMMUNICATIONS INCORPORATED+<<                                                               94,950
      5,000   DISCOVERY HOLDING COMPANY+                                                                             87,600
     25,566   TIME WARNER INCORPORATED<<                                                                            558,106
     38,000   WALT DISNEY COMPANY                                                                                   832,200
                                                                                                                  1,572,856
                                                                                                             --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.14%
     22,000   FEDEX CORPORATION                                                                                   1,231,120
                                                                                                             --------------
OIL & GAS EXTRACTION: 5.13%
      8,000   CHESAPEAKE ENERGY CORPORATION                                                                         157,680
     29,800   DEVON ENERGY CORPORATION                                                                            1,545,130
     28,000   NOBLE ENERGY INCORPORATED                                                                           1,589,000
     45,000   TOTAL SA ADR<<                                                                                      2,237,400
                                                                                                                  5,529,210
                                                                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.82%
     55,000   CHEVRON CORPORATION                                                                                 3,635,500
     36,500   CONOCOPHILLIPS                                                                                      1,496,500
     98,100   EXXON MOBIL CORPORATION                                                                             6,540,327
                                                                                                                 11,672,327
                                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.35%
     30,000   CBS CORPORATION CLASS B                                                                               211,200
     65,000   VIACOM INCORPORATED CLASS B+                                                                        1,250,600
                                                                                                                  1,461,800
                                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.42%
     22,800   LEGG MASON INCORPORATED<<                                                                             457,596
                                                                                                             --------------
TRANSPORTATION EQUIPMENT: 0.21%
      2,000   GENERAL DYNAMICS CORPORATION                                                                          103,340
      1,000   LOCKHEED MARTIN CORPORATION                                                                            78,530
      1,000   UNITED TECHNOLOGIES CORPORATION                                                                        48,840
                                                                                                                    230,710
                                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.21%
     56,000   SYSCO CORPORATION                                                                                   1,306,479
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $128,466,474)                                                                         101,018,495
                                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 10.01%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.94%
    524,831   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      524,831
    524,831   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          524,831
    524,831   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            524,831
    524,831   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 524,831
                                                                                                                  2,099,324
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

U.S. VALUE FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 8.07%
$    65,604   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.55%        05/07/2009    $       65,604
     65,604   ALPINE SECURITIZATION CORPORATION++(p)                              0.37         05/05/2009            65,601
     21,868   AMSTEL FUNDING CORPORATION++(p)                                     2.10         05/18/2009            21,846
     21,868   AMSTERDAM FUNDING CORPORATION++(p)                                  0.40         05/11/2009            21,866
     69,978   ANTALIS US FUNDING CORPORATION++(p)                                 0.47         05/22/2009            69,958
    196,812   ASB FINANCE LIMITED (LONDON)++                                      0.24         05/07/2009           196,804
     52,483   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.32         05/21/2009            52,474
    131,208   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.35         05/14/2009           131,191
    328,020   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $328,022)             0.18         05/01/2009           328,020
    393,624   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY AGENCY SECURITIES (MATURITY VALUE
              $393,627)                                                           0.25         05/01/2009           393,624
    153,076   BARTON CAPITAL CORPORATION++(p)                                     0.33         05/08/2009           153,066
     33,895   BNP PARIBAS                                                         0.46         05/01/2009            33,895
    153,076   BNP PARIBAS (NEW YORK)                                              0.91         05/05/2009           153,084
    109,340   BRYANT BANK FUNDING LLC++(p)                                        0.33         05/26/2009           109,315
     76,818   BRYANT BANK FUNDING LLC++(p)                                        0.35         05/19/2009            76,804
    100,593   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE             0.23         05/04/2009           100,593
     17,494   CALCASIEU PARISH LA+/-ss                                            0.75         12/01/2027            17,494
     17,494   CALIFORNIA DEPARTMENT OF WATER RESOURCES+/-ss                       0.30         05/01/2020            17,494
     24,055   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.20         11/01/2026            24,055
     24,055   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                      1.00         06/01/2028            24,055
    174,944   CALYON (NEW YORK)                                                   0.44         05/11/2009           174,944
     16,462   CHARIOT FUNDING LLC++(p)                                            0.30         05/20/2009            16,460
    153,076   CHARIOT FUNDING LLC++(p)                                            0.35         05/06/2009           153,068
    107,960   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00         02/25/2008             1,781
     83,118   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00         05/19/2008             1,371
     36,353   CIESCO LLC++                                                        0.35         05/07/2009            36,351
    100,593   CLIPPER RECEIVABLES CORPORATION++(p)                                0.50         05/07/2009           100,584
     11,579   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           1.55         10/01/2038            11,579
     34,989   COOK COUNTY IL+/-ss                                                 1.00         11/01/2030            34,989
     78,725   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        2.65         12/15/2037            78,725
     52,483   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $52,483)                    0.30         05/01/2009            52,483
    153,076   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.45         05/04/2009           153,076
     78,725   EBBETS FUNDING LLC++(p)                                             0.50         05/04/2009            78,721
     32,802   EBBETS FUNDING LLC++(p)                                             0.50         05/05/2009            32,800
    135,581   EDISON ASSET SECURITIZATION LLC++(p)                                0.32         05/07/2009           135,574
     30,615   ELYSIAN FUNDING LLC++(p)                                            0.50         05/05/2009            30,613
     26,242   ELYSIAN FUNDING LLC++(p)                                            0.50         05/06/2009            26,240
     52,483   FAIRWAY FINANCE CORPORATION(p)                                      0.32         05/04/2009            52,482
    118,962   FAIRWAY FINANCE CORPORATION(p)                                      0.35         05/04/2009           118,958
    109,379   FALCON ASSET SECURITIZATION CORPORATION++(p)                        0.30         05/15/2009           109,366
    151,764   GDF SUEZ++                                                          0.30         05/27/2009           151,731
     13,121   GDF SUEZ++                                                          0.31         05/22/2009            13,118
    144,329   GEMINI SECURITIZATION INCORPORATED++(p)                             0.34         05/27/2009           144,293
     61,790   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $61,790)                 0.17         05/01/2009            61,790
    391,823   GRYPHON FUNDING LIMITED(a)(i)                                       0.00         08/23/2009           131,927
      7,216   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               3.20         11/01/2042             7,216
     65,604   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.75         05/15/2034            65,604
    104,966   HSBC USA INCORPORATED                                               0.28         05/15/2009           104,955
     21,868   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.55         07/01/2029            21,868
      8,747   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                  1.40         01/01/2018             8,747
     91,846   INTERNATIONALE NEDERLANDEN US FUND                                  0.25         05/04/2009            91,844
    131,208   INTESA SANPAOLO (NEW YORK)+/-                                       1.05         05/22/2009           131,240
     61,230   IRISH LIFE & PERMANENT PLC++                                        0.70         05/05/2009            61,226
    170,570   JPMORGAN CHASE FUNDING INCORPORATED++                               0.30         05/21/2009           170,542
    188,065   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              US TREASURY SECURITIES (MATURITY VALUE $188,066)                    0.24         05/01/2009           188,065
     13,121   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              1.40         04/15/2025            13,121
    109,340   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                      0.84         05/28/2009           109,271
     21,068   KITTY HAWK FUNDING CORPORATION++(p)                                 0.35         05/05/2009            21,067

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

U.S. VALUE FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    65,604   LMA AMERICAS LLC++(p)                                               0.40%        05/28/2009    $       65,584
    145,422   MASSACHUSETTS HEFA+/-ss                                             0.45         10/01/2034           145,422
    153,076   MATCHPOINT MASTER TRUST++(p)                                        0.37         05/27/2009           153,035
     43,736   MATCHPOINT MASTER TRUST++(p)                                        0.40         05/18/2009            43,728
     18,806   MISSISSIPPI STATE GO+/-ss                                           4.50         11/01/2028            18,806
     17,494   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.45         02/01/2036            17,494
    188,065   NATIONWIDE BUILDING SOCIETY++                                       0.49         05/07/2009           188,049
     74,351   NATIXIS                                                             0.27         05/05/2009            74,351
      8,747   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            3.75         01/01/2018             8,747
    174,944   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           0.55         05/15/2009           174,906
     93,333   NORDEA NORTH AMERICA INCORPORATED                                   0.32         05/12/2009            93,323
     28,428   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.62         01/01/2034            28,428
     35,863   PARK AVENUE RECEIVABLES CORPORATION++##(p)                          0.33         05/05/2009            35,862
    192,438   PRUDENTIAL PLC++                                                    0.65         05/15/2009           192,390
    174,944   RANGER FUNDING CORPORATION++(p)                                     0.35         05/11/2009           174,927
     28,586   REGENCY MARKETS #1 LLC++(p)                                         0.35         05/01/2009            28,586
    104,966   REGENCY MARKETS #1 LLC++(p)                                         0.43         05/14/2009           104,950
     61,230   REGENCY MARKETS #1 LLC++(p)                                         0.44         05/18/2009            61,218
      4,374   ROMULUS FUNDING CORPORATION(p)                                      0.70         05/04/2009             4,373
     43,736   ROMULUS FUNDING CORPORATION(p)                                      0.77         05/04/2009            43,733
     26,242   ROYAL BANK OF SCOTLAND PLC(p)                                       0.39         05/26/2009            26,234
     74,351   SALISBURY RECEIVABLES COMPANY++(p)                                  0.34         05/20/2009            74,338
    126,834   SALISBURY RECEIVABLES COMPANY++(p)                                  0.37         05/28/2009           126,799
    166,197   SOCIETE GENERALE NORTH AMERICA                                      0.35         05/29/2009           166,151
      8,747   STARBIRD FUNDING CORPORATION++(p)                                   0.35         05/04/2009             8,747
    107,153   STARBIRD FUNDING CORPORATION++(p)                                   0.50         05/14/2009           107,134
     65,604   STATE STREET CORPORATION                                            0.25         05/04/2009            65,603
    131,208   SURREY FUNDING CORPORATION++(p)                                     0.47         05/06/2009           131,199
    183,691   SVENSKA HANDELSBANKEN INCORPORATED                                  0.34         05/20/2009           183,658
    114,142   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.40         05/18/2009           114,121
     20,626   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.45         05/15/2009            20,622
     43,736   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.32         05/29/2009            43,725
     21,868   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.36         05/07/2009            21,867
    150,692   TULIP FUNDING CORPORATION++(p)                                      0.43         05/18/2009           150,662
     29,006   TULIP FUNDING CORPORATION++(p)                                      0.45         05/07/2009            29,004
     39,362   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.55         07/01/2032            39,362
    179,317   UBS AG (STAMFORD)                                                   0.52         05/29/2009           179,317
    166,197   UNICREDITO ITALIANO (NEW YORK)                                      0.61         05/29/2009           166,198
     13,121   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.75         12/15/2040            13,121
     56,857   VERSAILLES CP LLC++(p)                                              0.50         05/06/2009            56,853
     17,494   VERSAILLES CP LLC++(p)                                              0.60         05/04/2009            17,498
    146,649   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.27         07/28/2008            64,526
     85,161   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.30         08/07/2008            37,471
    104,286   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.02         04/03/2008            45,886
    169,270   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.03         02/15/2008            74,479
    166,736   WHITE PINE FINANCE LLC+++/-####(a)(i)                               0.98         02/22/2008           126,503
                                                                                                                  8,703,623
                                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,053,317)                                                       10,802,947
                                                                                                             --------------

SHARES
-----------
SHORT-TERM INVESTMENTS: 6.53%
  7,041,145   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        7,041,145
TOTAL SHORT-TERM INVESTMENTS (COST $7,041,145)                                                                    7,041,145
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

U.S. VALUE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $146,560,936)*                                                            110.18%                      $  118,862,587
OTHER ASSETS AND LIABILITIES, NET                                               (10.18)                         (10,981,001)
                                                                                ------                       --------------
TOTAL NET ASSETS                                                                100.00%                      $  107,881,586
                                                                                ------                       --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,041,145.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $147,783,217 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  5,042,800
GROSS UNREALIZED DEPRECIATION                 (33,963,430)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(28,920,630)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 97.95%
APPAREL & ACCESSORY STORES: 2.23%
    605,750   KOHL'S CORPORATION+<<                                                                          $   27,470,763
                                                                                                             --------------
BIOPHARMACEUTICALS: 6.01%
    429,880   CELGENE CORPORATION+<<                                                                             18,364,474
    660,942   GILEAD SCIENCES INCORPORATED+                                                                      30,271,144
    579,310   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                         25,425,916
                                                                                                                 74,061,534
                                                                                                             --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 3.09%
    175,702   FASTENAL COMPANY<<                                                                                  6,739,929
  1,456,430   LOWE'S COMPANIES INCORPORATED<<                                                                    31,313,245
                                                                                                                 38,053,174
                                                                                                             --------------
BUSINESS SERVICES: 10.28%
  1,068,500   ACTIVISION BLIZZARD INCORPORATED+                                                                  11,507,745
     62,944   GOOGLE INCORPORATED CLASS A+<<                                                                     24,923,936
  2,533,350   MICROSOFT CORPORATION                                                                              51,325,671
  1,682,550   ORACLE CORPORATION                                                                                 32,540,517
    376,300   SYMANTEC CORPORATION+<<                                                                             6,491,175
                                                                                                                126,789,044
                                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 4.64%
    420,081   ABBOTT LABORATORIES                                                                                17,580,390
    207,500   CF INDUSTRIES HOLDINGS INCORPORATED<<                                                              14,950,375
    331,349   PRAXAIR INCORPORATED                                                                               24,721,949
                                                                                                                 57,252,714
                                                                                                             --------------
COMMUNICATIONS: 6.42%
  1,033,374   AMERICAN TOWER CORPORATION CLASS A+                                                                32,819,958
    987,534   DIRECTV GROUP INCORPORATED+<<                                                                      24,421,716
    312,172   EQUINIX INCORPORATED+<<                                                                            21,923,840
                                                                                                                 79,165,514
                                                                                                             --------------
DEPOSITORY INSTITUTIONS: 2.12%
    355,450   JPMORGAN CHASE & COMPANY<<                                                                         11,729,850
    422,493   STATE STREET CORPORATION<<                                                                         14,419,686
                                                                                                                 26,149,536
                                                                                                             --------------
E-COMMERCE/SERVICES: 1.27%
    195,200   AMAZON.COM INCORPORATED+<<                                                                         15,717,504
                                                                                                             --------------
EATING & DRINKING PLACES: 4.13%
    493,150   MCDONALD'S CORPORATION                                                                             26,279,964
    739,400   YUM! BRANDS INCORPORATED                                                                           24,658,990
                                                                                                                 50,938,954
                                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.19%
    291,750   AMPHENOL CORPORATION CLASS A                                                                        9,872,820
  1,193,300   CISCO SYSTEMS INCORPORATED+<<                                                                      23,054,556
     39,950   FIRST SOLAR INCORPORATED+                                                                           7,482,236
  1,435,500   MICRON TECHNOLOGY INCORPORATED+<<                                                                   7,005,240
    987,370   QUALCOMM INCORPORATED                                                                              41,785,498

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
  2,278,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR<<                                       $   24,078,460
                                                                                                                113,278,810
                                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.94%
    306,500   FLUOR CORPORATION                                                                                  11,607,155
                                                                                                             --------------
GENERAL MERCHANDISE STORES: 3.21%
    785,290   WAL-MART STORES INCORPORATED                                                                       39,578,616
                                                                                                             --------------
HEALTH SERVICES: 0.72%
    138,750   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                       8,900,813
                                                                                                             --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.54%
    307,300   FOSTER WHEELER AG+                                                                                  6,616,169
                                                                                                             --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.83%
    265,000   BEST BUY COMPANY INCORPORATED<<                                                                    10,170,700
                                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.19%
    285,345   APPLE INCORPORATED+                                                                                35,904,961
    285,970   GAMESTOP CORPORATION CLASS A+<<                                                                     8,624,855
    862,242   HEWLETT-PACKARD COMPANY                                                                            31,023,467
    419,393   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        43,285,552
    602,100   NATIONAL OILWELL VARCO INCORPORATED+                                                               18,231,588
    190,300   RESEARCH IN MOTION LIMITED+                                                                        13,225,850
                                                                                                                150,296,273
                                                                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.37%
    399,250   AON CORPORATION                                                                                    16,848,350
                                                                                                             --------------
INSURANCE CARRIERS: 3.99%
    241,910   METLIFE INCORPORATED                                                                                7,196,823
    770,211   THE TRAVELERS COMPANIES INCORPORATED                                                               31,686,481
    438,000   UNITEDHEALTH GROUP INCORPORATED                                                                    10,301,760
                                                                                                                 49,185,064
                                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.02%
    396,850   COVIDIEN LIMITED                                                                                   13,088,113
    337,870   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                           11,852,480
                                                                                                                 24,940,593
                                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.15%
    423,950   ST. JUDE MEDICAL INCORPORATED+                                                                     14,210,804
                                                                                                             --------------
MEDICAL PRODUCTS: 0.68%
    172,900   BAXTER INTERNATIONAL INCORPORATED<<                                                                 8,385,650
                                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.24%
  1,163,050   TYCO INTERNATIONAL LIMITED                                                                         27,634,068
                                                                                                             --------------
MISCELLANEOUS RETAIL: 2.83%
  1,096,191   CVS CAREMARK CORPORATION<<                                                                         34,836,950
                                                                                                             --------------
MOTION PICTURES: 1.21%
    684,565   TIME WARNER INCORPORATED                                                                           14,944,054
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.21%
    283,900   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                     $   14,859,326
                                                                                                             --------------
OIL & GAS EXTRACTION: 6.61%
    283,079   NEWFIELD EXPLORATION COMPANY+                                                                       8,826,403
    542,450   NOBLE ENERGY INCORPORATED                                                                          30,784,038
    371,100   PIONEER NATURAL RESOURCES COMPANY<<                                                                 8,579,832
    223,793   TRANSOCEAN LIMITED+                                                                                15,101,552
  1,094,150   WEATHERFORD INTERNATIONAL LIMITED+                                                                 18,195,715
                                                                                                                 81,487,540
                                                                                                             --------------
PRIMARY METAL INDUSTRIES: 2.01%
  1,052,350   ARCELOR MITTAL                                                                                     24,814,413
                                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.61%
      3,346   CME GROUP INCORPORATED                                                                                740,637
    148,800   GOLDMAN SACHS GROUP INCORPORATED                                                                   19,120,800
                                                                                                                 19,861,437
                                                                                                             --------------
TRANSPORTATION BY AIR: 0.58%
  1,156,400   DELTA AIR LINES INCORPORATED+                                                                       7,134,988
                                                                                                             --------------
TRANSPORTATION EQUIPMENT: 2.63%
  1,754,550   FORD MOTOR COMPANY+<<                                                                              10,492,209
    317,900   ITT CORPORATION                                                                                    13,037,079
    471,050   JOHNSON CONTROLS INCORPORATED                                                                       8,954,654
                                                                                                                 32,483,942
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $1,349,712,626)                                                                     1,207,674,452
                                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 11.20%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.17%
  6,681,742   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    6,681,742
  6,681,742   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        6,681,742
  6,681,742   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          6,681,742
  6,681,742   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               6,681,742
                                                                                                                 26,726,968
                                                                                                             --------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
-----------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.03%
$   835,218   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.55%        05/07/2009           835,218
    835,218   ALPINE SECURITIZATION CORPORATION++(p)                              0.37         05/05/2009           835,183
    278,406   AMSTEL FUNDING CORPORATION++(p)                                     2.10         05/18/2009           278,130
    278,406   AMSTERDAM FUNDING CORPORATION++(p)                                  0.40         05/11/2009           278,375
    890,899   ANTALIS US FUNDING CORPORATION++(p)                                 0.47         05/22/2009           890,655
  2,505,653   ASB FINANCE LIMITED (LONDON)++                                      0.24         05/07/2009         2,505,553
    668,174   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.32         05/21/2009           668,055
  1,670,435   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.35         05/14/2009         1,670,224
  4,176,089   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,176,110)           0.18         05/01/2009         4,176,089
  5,011,306   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY AGENCY SECURITIES (MATURITY VALUE
              $5,011,341)                                                         0.25         05/01/2009         5,011,306
  1,948,841   BARTON CAPITAL CORPORATION++(p)                                     0.33         05/08/2009         1,948,716
    431,529   BNP PARIBAS                                                         0.46         05/01/2009           431,529
  1,948,841   BNP PARIBAS (NEW YORK)                                              0.91         05/05/2009         1,948,947
  1,392,030   BRYANT BANK FUNDING LLC++(p)                                        0.33         05/26/2009         1,391,711
    977,984   BRYANT BANK FUNDING LLC++(p)                                        0.35         05/19/2009           977,813

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,280,667   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE             0.23%        05/04/2009    $    1,280,667
    222,725   CALCASIEU PARISH LA+/-ss                                            0.75         12/01/2027           222,725
    222,725   CALIFORNIA DEPARTMENT OF WATER RESOURCES+/-ss                       0.30         05/01/2020           222,725
    306,247   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.20         11/01/2026           306,247
    306,247   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                      1.00         06/01/2028           306,247
  2,227,247   CALYON (NEW YORK)                                                   0.44         05/11/2009         2,227,247
    209,584   CHARIOT FUNDING LLC++(p)                                            0.30         05/20/2009           209,551
  1,948,841   CHARIOT FUNDING LLC++(p)                                            0.35         05/06/2009         1,948,747
  1,503,918   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00         02/25/2008            24,815
  1,157,864   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00         05/19/2008            19,105
    462,822   CIESCO LLC++                                                        0.35         05/07/2009           462,795
  1,280,667   CLIPPER RECEIVABLES CORPORATION++(p)                                0.50         05/07/2009         1,280,560
    147,416   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           1.55         10/01/2038           147,416
    445,449   COOK COUNTY IL+/-                                                   1.00         11/01/2030           445,449
  1,002,261   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        2.65         12/15/2037         1,002,261
    668,174   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $668,180)                   0.30         05/01/2009           668,174
  1,948,841   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.45         05/04/2009         1,948,841
  1,002,261   EBBETS FUNDING LLC++(p)                                             0.50         05/04/2009         1,002,220
    417,609   EBBETS FUNDING LLC++(p)                                             0.50         05/05/2009           417,586
  1,726,117   EDISON ASSET SECURITIZATION LLC++                                   0.32         05/07/2009         1,726,025
    389,768   ELYSIAN FUNDING LLC++(p)                                            0.50         05/05/2009           389,747
    334,087   ELYSIAN FUNDING LLC++(p)                                            0.50         05/06/2009           334,064
    668,174   FAIRWAY FINANCE CORPORATION(p)                                      0.32         05/04/2009           668,156
  1,514,528   FAIRWAY FINANCE CORPORATION(p)                                      0.35         05/04/2009         1,514,484
  1,392,531   FALCON ASSET SECURITIZATION CORPORATION++(p)                        0.30         05/15/2009         1,392,368
  1,932,137   GDF SUEZ++                                                          0.30         05/27/2009         1,931,718
    167,044   GDF SUEZ++                                                          0.31         05/22/2009           167,013
  1,837,479   GEMINI SECURITIZATION INCORPORATED++(p)                             0.34         05/27/2009         1,837,028
    786,664   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $786,668)                0.17         05/01/2009           786,664
  5,458,203   GRYPHON FUNDING LIMITED(a)(i)                                       0.00         08/23/2009         1,837,777
     91,874   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               3.20         11/01/2042            91,874
    835,218   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.75         05/15/2034           835,218
  1,336,348   HSBC USA INCORPORATED                                               0.28         05/15/2009         1,336,203
    278,406   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.55         07/01/2029           278,406
    111,362   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                  1.40         01/01/2018           111,362
  1,169,305   INTERNATIONALE NEDERLANDEN US FUND                                  0.25         05/04/2009         1,169,280
  1,670,435   INTESA SANPAOLO (NEW YORK)+/-                                       1.05         05/22/2009         1,670,844
    779,537   IRISH LIFE & PERMANENT PLC++                                        0.70         05/05/2009           779,476
  2,171,566   JPMORGAN CHASE FUNDING INCORPORATED++                               0.30         05/21/2009         2,171,204
  2,394,291   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              US TREASURY SECURITIES (MATURITY VALUE $2,394,307)                  0.24         05/01/2009         2,394,291
    167,044   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              1.40         04/15/2025           167,044
  1,392,030   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                      0.84         05/28/2009         1,391,153
    268,216   KITTY HAWK FUNDING CORPORATION++(p)                                 0.35         05/05/2009           268,206
    835,218   LMA AMERICAS LLC++                                                  0.40         05/28/2009           834,967
  1,851,399   MASSACHUSETTS HEFA+/-ss                                             0.45         10/01/2034         1,851,399
  1,948,841   MATCHPOINT MASTER TRUST++(p)                                        0.37         05/27/2009         1,948,321
    556,812   MATCHPOINT MASTER TRUST++(p)                                        0.40         05/18/2009           556,707
    239,429   MISSISSIPPI STATE GO+/-ss                                           4.50         11/01/2028           239,429
    222,725   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-                             0.45         02/01/2036           222,725
  2,394,291   NATIONWIDE BUILDING SOCIETY++                                       0.49         05/07/2009         2,394,095
    946,580   NATIXIS                                                             0.27         05/05/2009           946,580
    111,362   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            3.75         01/01/2018           111,362
  2,227,247   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.55         05/15/2009         2,226,771
  1,188,236   NORDEA NORTH AMERICA INCORPORATED                                   0.32         05/12/2009         1,188,120
    361,928   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.62         01/01/2034           361,928
    456,586   PARK AVENUE RECEIVABLES CORPORATION++##(p)                          0.33         05/05/2009           456,569
  2,449,972   PRUDENTIAL PLC++                                                    0.65         05/15/2009         2,449,353
  2,227,247   RANGER FUNDING CORPORATION++(p)                                     0.35         05/11/2009         2,227,031
    363,932   REGENCY MARKETS #1 LLC++(p)                                         0.35         05/01/2009           363,932
  1,336,348   REGENCY MARKETS #1 LLC++(p)                                         0.43         05/14/2009         1,336,141

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   779,537   REGENCY MARKETS #1 LLC++(p)                                         0.44%        05/18/2009    $      779,375
     55,681   ROMULUS FUNDING CORPORATION(p)                                      0.70         05/04/2009            55,678
    556,812   ROMULUS FUNDING CORPORATION(p)                                      0.77         05/04/2009           556,776
    334,087   ROYAL BANK OF SCOTLAND PLC(p)                                       0.39         05/26/2009           333,997
    946,580   SALISBURY RECEIVABLES COMPANY++(p)                                  0.34         05/20/2009           946,410
  1,614,754   SALISBURY RECEIVABLES COMPANY++(p)                                  0.37         05/28/2009         1,614,306
  2,115,885   SOCIETE GENERALE NORTH AMERICA                                      0.35         05/29/2009         2,115,309
    111,362   STARBIRD FUNDING CORPORATION++(p)                                   0.35         05/04/2009           111,359
  1,364,189   STARBIRD FUNDING CORPORATION++(p)                                   0.50         05/14/2009         1,363,943
    835,218   STATE STREET CORPORATION                                            0.25         05/04/2009           835,200
  1,670,435   SURREY FUNDING CORPORATION++(p)                                     0.47         05/06/2009         1,670,326
  2,338,610   SVENSKA HANDELSBANKEN INCORPORATED                                  0.34         05/20/2009         2,338,190
  1,453,168   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.40         05/18/2009         1,452,893
    262,592   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.45         05/15/2009           262,547
    556,812   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.32         05/29/2009           556,673
    278,406   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.36         05/07/2009           278,389
  1,918,495   TULIP FUNDING CORPORATION++(p)                                      0.43         05/18/2009         1,918,106
    369,278   TULIP FUNDING CORPORATION++(p)                                      0.45         05/07/2009           369,250
    501,131   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.55         07/01/2032           501,131
  2,282,928   UBS AG (STAMFORD)                                                   0.52         05/29/2009         2,282,928
  2,115,885   UNICREDITO ITALIANO (NEW YORK)                                      0.61         05/29/2009         2,115,901
    167,044   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.75         12/15/2040           167,044
    723,855   VERSAILLES CP LLC++(p)                                              0.50         05/06/2009           723,805
    222,725   VERSAILLES CP LLC++(p)                                              0.60         05/04/2009           222,711
  2,042,868   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.27         07/28/2008           898,862
  1,186,311   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.30         08/07/2008           521,977
  1,452,736   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.02         04/03/2008           639,204
  2,357,976   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.03         02/15/2008         1,037,509
  2,322,684   WHITE PINE FINANCE LLC+++/-####(a)(i)                               0.98         02/22/2008         1,762,220
                                                                                                                111,387,936
                                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $142,965,293)                                                     138,114,904
                                                                                                             --------------

SHARES
-----------
SHORT-TERM INVESTMENTS: 4.90%
 60,395,869   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       60,395,869
                                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $60,395,869)                                                                  60,395,869
                                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,553,073,788)*                                                          114.05%                      $1,406,185,225
OTHER ASSETS AND LIABILITIES, NET                                               (14.05)                        (173,239,137)
                                                                                ------                       --------------
TOTAL NET ASSETS                                                                100.00%                      $1,232,946,088
                                                                                ------                       --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

CAPITAL GROWTH FUND

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $60,395,869.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,556,084,148 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  42,719,928
GROSS UNREALIZED DEPRECIATION                 (192,618,851)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(149,898,923)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 97.92%
AMUSEMENT & RECREATION SERVICES: 1.15%
     87,710   INTERNATIONAL GAME TECHNOLOGY                                                                  $    1,083,219
                                                                                                             --------------
BIOPHARMACEUTICALS: 1.59%
     34,064   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                          1,495,069
                                                                                                             --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.55%
     55,424   HOME DEPOT INCORPORATED<<                                                                           1,458,760
                                                                                                             --------------
BUSINESS SERVICES: 3.30%
     21,412   AUTOMATIC DATA PROCESSING INCORPORATED                                                                753,702
     32,664   OMNICOM GROUP INCORPORATED                                                                          1,027,936
     76,277   SYMANTEC CORPORATION+<<                                                                             1,315,778
                                                                                                                  3,097,416
                                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 11.41%
     34,129   AMGEN INCORPORATED+                                                                                 1,654,233
    101,067   BRISTOL-MYERS SQUIBB COMPANY<<                                                                      1,940,486
     15,450   COLGATE-PALMOLIVE COMPANY                                                                             911,550
     63,986   DOW CHEMICAL COMPANY<<                                                                              1,023,776
     48,230   JOHNSON & JOHNSON                                                                                   2,525,323
    116,844   PFIZER INCORPORATED                                                                                 1,561,036
     22,316   PROCTER & GAMBLE COMPANY                                                                            1,103,303
                                                                                                                 10,719,707
                                                                                                             --------------
COMMUNICATIONS: 6.41%
    114,319   AT&T INCORPORATED                                                                                   2,928,853
     53,814   NII HOLDINGS INCORPORATED+                                                                            869,634
     73,167   VERIZON COMMUNICATIONS INCORPORATED                                                                 2,219,887
                                                                                                                  6,018,374
                                                                                                             --------------
DEPOSITORY INSTITUTIONS: 11.12%
    103,345   BANK OF AMERICA CORPORATION<<                                                                         922,871
     36,441   BANK OF NEW YORK MELLON CORPORATION                                                                   928,517
     47,171   BB&T CORPORATION<<                                                                                  1,100,971
     82,314   COMERICA INCORPORATED                                                                               1,726,948
     81,078   JPMORGAN CHASE & COMPANY                                                                            2,675,574
     45,387   STATE STREET CORPORATION                                                                            1,549,058
     60,107   US BANCORP                                                                                          1,095,150
     40,943   ZIONS BANCORPORATION<<                                                                                447,507
                                                                                                                 10,446,596
                                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 7.12%
     45,582   AMERICAN WATER WORKS COMPANY INCORPORATED<<                                                           820,476
     52,162   DOMINION RESOURCES INCORPORATED                                                                     1,573,206
     99,911   DUKE ENERGY CORPORATION                                                                             1,379,771
     27,239   ENTERGY CORPORATION                                                                                 1,764,270
     43,305   WASTE MANAGEMENT INCORPORATED                                                                       1,154,944
                                                                                                                  6,692,667
                                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.12%
    231,609   GENERAL ELECTRIC COMPANY                                                                            2,929,854
                                                                                                             --------------
FOOD & KINDRED PRODUCTS: 1.27%
     67,267   CONAGRA FOODS INCORPORATED                                                                          1,190,626
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
FOOD STORES: 0.85%
     40,607   SAFEWAY INCORPORATED                                                                           $      801,988
                                                                                                             --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.75%
     24,118   BOSTON PROPERTIES INCORPORATED<<                                                                    1,191,912
     26,978   SIMON PROPERTY GROUP INCORPORATED<<                                                                 1,392,065
                                                                                                                  2,583,977
                                                                                                             --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.34%
     32,894   BEST BUY COMPANY INCORPORATED                                                                       1,262,472
                                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.32%
     30,704   DOVER CORPORATION                                                                                     945,069
     16,737   EATON CORPORATION                                                                                     733,081
     85,970   EMC CORPORATION+<<                                                                                  1,077,204
     18,597   HEWLETT-PACKARD COMPANY                                                                               669,120
     99,906   INTEL CORPORATION                                                                                   1,576,517
                                                                                                                  5,000,991
                                                                                                             --------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.17%
     51,910   MARSH & MCLENNAN COMPANIES INCORPORATED                                                             1,094,782
                                                                                                             --------------
INSURANCE CARRIERS: 5.42%
     18,111   ACE LIMITED                                                                                           838,902
     28,089   ALLSTATE CORPORATION<<                                                                                655,316
     20,329   CHUBB CORPORATION                                                                                     791,815
     44,071   CIGNA CORPORATION<<                                                                                   868,639
     65,225   METLIFE INCORPORATED                                                                                1,940,444
                                                                                                                  5,095,116
                                                                                                             --------------
MEDICAL PRODUCTS: 1.09%
     26,560   STRYKER CORPORATION                                                                                 1,028,138
                                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.29%
     80,713   MATTEL INCORPORATED<<                                                                               1,207,466
                                                                                                             --------------
MISCELLANEOUS RETAIL: 2.81%
     84,004   WALGREEN COMPANY                                                                                    2,640,246
                                                                                                             --------------
MOTION PICTURES: 1.79%
     32,249   TIME WARNER INCORPORATED<<                                                                            703,996
     44,449   WALT DISNEY COMPANY<<                                                                                 973,433
                                                                                                                  1,677,429
                                                                                                             --------------
OIL & GAS EXTRACTION: 4.98%
     64,707   BJ SERVICES COMPANY<<                                                                                 898,780
     20,273   DEVON ENERGY CORPORATION                                                                            1,051,155
     19,260   ENCANA CORPORATION<<                                                                                  880,760
     40,393   PRIDE INTERNATIONAL INCORPORATED+                                                                     916,921
     73,949   TALISMAN ENERGY INCORPORATED<<                                                                        927,320
                                                                                                                  4,674,936
                                                                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.90%
     63,792   CONOCOPHILLIPS                                                                                      2,615,472
     99,416   EXXON MOBIL CORPORATION<<                                                                           6,628,065

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
     33,688   MARATHON OIL CORPORATION<<                                                                     $    1,000,534
                                                                                                                 10,244,071
                                                                                                             --------------
PRIMARY METAL INDUSTRIES: 1.77%
     84,097   ALCOA INCORPORATED                                                                                    762,760
     33,972   UNITED STATES STEEL CORPORATION<<                                                                     901,957
                                                                                                                  1,664,717
                                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.89%
     58,939   MCGRAW-HILL COMPANIES INCORPORATED                                                                  1,777,011
                                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.17%
     15,602   FRANKLIN RESOURCES INCORPORATED                                                                       943,609
     15,870   GOLDMAN SACHS GROUP INCORPORATED                                                                    2,039,295
                                                                                                                  2,982,904
                                                                                                             --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.11%
     42,692   OWENS-ILLINOIS INCORPORATED+                                                                        1,041,258
                                                                                                             --------------
TRANSPORTATION EQUIPMENT: 2.23%
     21,085   GENERAL DYNAMICS CORPORATION                                                                        1,089,462
     20,714   NORTHROP GRUMMAN CORPORATION                                                                        1,001,517
                                                                                                                  2,090,979
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $112,028,607)                                                                          92,000,769
                                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 15.42%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.05%
    715,941   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      715,941
    715,941   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          715,941
    715,941   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            715,941
    715,941   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 715,941
                                                                                                                  2,863,764
                                                                                                             --------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
-----------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 12.37%
$    89,493   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                      0.55%         05/07/2009            89,493
     89,493   ALPINE SECURITIZATION CORPORATION++(p)                             0.37          05/05/2009            89,489
     29,831   AMSTEL FUNDING CORPORATION++(p)                                    2.10          05/18/2009            29,801
     29,831   AMSTERDAM FUNDING CORPORATION++(p)                                 0.40          05/11/2009            29,828
     95,459   ANTALIS US FUNDING CORPORATION++(p)                                0.47          05/22/2009            95,433
    268,478   ASB FINANCE LIMITED (LONDON)++                                     0.24          05/07/2009           268,467
     71,594   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                     0.32          05/21/2009            71,581
    178,985   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                     0.35          05/14/2009           178,963
    447,463   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $447,465)            0.18          05/01/2009           447,463
    536,955   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY AGENCY SECURITIES (MATURITY VALUE
              $536,959)                                                          0.25          05/01/2009           536,955
    208,816   BARTON CAPITAL CORPORATION++(p)                                    0.33          05/08/2009           208,803
     46,238   BNP PARIBAS                                                        0.46          05/01/2009            46,238
    208,816   BNP PARIBAS (NEW YORK)                                             0.91          05/05/2009           208,827
    149,154   BRYANT BANK FUNDING LLC++(p)                                       0.33          05/26/2009           149,120
    104,790   BRYANT BANK FUNDING LLC++(p)                                       0.35          05/19/2009           104,771
    137,222   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE            0.23          05/04/2009           137,222

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    23,865   CALCASIEU PARISH LA+/-ss                                           0.75%         12/01/2027    $       23,865
     23,865   CALIFORNIA DEPARTMENT OF WATER RESOURCES+/-ss                      0.30          05/01/2020            23,865
     32,814   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss              0.20          11/01/2026            32,814
     32,814   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                     1.00          06/01/2028            32,814
    238,647   CALYON (NEW YORK)                                                  0.44          05/11/2009           238,647
     22,457   CHARIOT FUNDING LLC++(p)                                           0.30          05/20/2009            22,453
    208,816   CHARIOT FUNDING LLC++(p)                                           0.35          05/06/2009           208,806
     90,942   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          02/25/2008             1,501
     70,016   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          05/19/2008             1,155
     49,591   CIESCO LLC++                                                       0.35          05/07/2009            49,588
    137,222   CLIPPER RECEIVABLES CORPORATION++(p)                               0.50          05/07/2009           137,211
     15,795   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          1.55          10/01/2038            15,795
     47,729   COOK COUNTY IL+/-ss                                                1.00          11/01/2030            47,729
    107,391   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       2.65          12/15/2037           107,391
     71,594   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $71,595)                   0.30          05/01/2009            71,594
    208,816   DEXIA CREDIT LOCAL DE FRANCE SA                                    0.45          05/04/2009           208,816
    107,391   EBBETS FUNDING LLC++(p)                                            0.50          05/04/2009           107,387
     44,746   EBBETS FUNDING LLC++(p)                                            0.50          05/05/2009            44,744
    184,951   EDISON ASSET SECURITIZATION LLC++(p)                               0.32          05/07/2009           184,941
     41,763   ELYSIAN FUNDING LLC++(p)                                           0.50          05/05/2009            41,761
     35,797   ELYSIAN FUNDING LLC++(p)                                           0.50          05/06/2009            35,795
     71,594   FAIRWAY FINANCE CORPORATION(p)                                     0.32          05/04/2009            71,592
    162,280   FAIRWAY FINANCE CORPORATION(p)                                     0.35          05/04/2009           162,275
    149,208   FALCON ASSET SECURITIZATION CORPORATION++(p)                       0.30          05/15/2009           149,191
    207,026   GDF SUEZ++                                                         0.30          05/27/2009           206,981
     17,899   GDF SUEZ++                                                         0.31          05/22/2009            17,895
    196,884   GEMINI SECURITIZATION INCORPORATED++(p)                            0.34          05/27/2009           196,835
     84,290   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $84,290)                0.17          05/01/2009            84,290
    330,057   GRYPHON FUNDING LIMITED(a)(i)                                      0.00          08/23/2009           111,130
      9,844   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              3.20          11/01/2042             9,844
     89,493   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.75          05/15/2034            89,493
    143,188   HSBC USA INCORPORATED                                              0.28          05/15/2009           143,173
     29,831   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.55          07/01/2029            29,831
     11,932   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 1.40          01/01/2018            11,932
    125,290   INTERNATIONALE NEDERLANDEN US FUND                                 0.25          05/04/2009           125,287
    178,985   INTESA SANPAOLO (NEW YORK)+/-                                      1.05          05/22/2009           179,029
     83,526   IRISH LIFE & PERMANENT PLC++                                       0.70          05/05/2009            83,520
    232,681   JPMORGAN CHASE FUNDING INCORPORATED++                              0.30          05/21/2009           232,642
    256,545   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              US TREASURY SECURITIES (MATURITY VALUE $256,547)                   0.24          05/01/2009           256,545
     17,899   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             1.40          04/15/2025            17,899
    149,154   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                     0.84          05/28/2009           149,060
     28,739   KITTY HAWK FUNDING CORPORATION++(p)                                0.35          05/05/2009            28,738
     89,493   LMA AMERICAS LLC++(p)                                              0.40          05/28/2009            89,466
    198,375   MASSACHUSETTS HEFA+/-ss                                            0.45          10/01/2034           198,375
    208,816   MATCHPOINT MASTER TRUST++(p)                                       0.37          05/27/2009           208,760
     59,662   MATCHPOINT MASTER TRUST++(p)                                       0.40          05/18/2009            59,650
     25,655   MISSISSIPPI STATE GO+/-ss                                          4.50          11/01/2028            25,655
     23,865   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.45          02/01/2036            23,865
    256,545   NATIONWIDE BUILDING SOCIETY++                                      0.49          05/07/2009           256,524
    101,425   NATIXIS                                                            0.27          05/05/2009           101,425
     11,932   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           3.75          01/01/2018            11,932
    238,647   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                       0.55          05/15/2009           238,596
    127,318   NORDEA NORTH AMERICA INCORPORATED                                  0.32          05/12/2009           127,306
     38,780   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.62          01/01/2034            38,780
     48,923   PARK AVENUE RECEIVABLES CORPORATION++##(p)                         0.33          05/05/2009            48,921
    262,512   PRUDENTIAL PLC++                                                   0.65          05/15/2009           262,445
    238,647   RANGER FUNDING CORPORATION++(p)                                    0.35          05/11/2009           238,624
     38,995   REGENCY MARKETS #1 LLC++(p)                                        0.35          05/01/2009            38,995
    143,188   REGENCY MARKETS #1 LLC++(p)                                        0.43          05/14/2009           143,166
     83,526   REGENCY MARKETS #1 LLC++(p)                                        0.44          05/18/2009            83,509

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     5,966   ROMULUS FUNDING CORPORATION(p)                                     0.70%         05/04/2009    $        5,966
     59,662   ROMULUS FUNDING CORPORATION(p)                                     0.77          05/04/2009            59,658
     35,797   ROYAL BANK OF SCOTLAND PLC(p)                                      0.39          05/26/2009            35,787
    101,425   SALISBURY RECEIVABLES COMPANY++(p)                                 0.34          05/20/2009           101,407
    173,019   SALISBURY RECEIVABLES COMPANY++(p)                                 0.37          05/28/2009           172,971
    226,715   SOCIETE GENERALE NORTH AMERICA                                     0.35          05/29/2009           226,653
     11,932   STARBIRD FUNDING CORPORATION++(p)                                  0.35          05/04/2009            11,932
    146,171   STARBIRD FUNDING CORPORATION++(p)                                  0.50          05/14/2009           146,145
     89,493   STATE STREET CORPORATION                                           0.25          05/04/2009            89,491
    178,985   SURREY FUNDING CORPORATION++(p)                                    0.47          05/06/2009           178,973
    250,579   SVENSKA HANDELSBANKEN INCORPORATED                                 0.34          05/20/2009           250,534
    155,705   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.40          05/18/2009           155,676
     28,136   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)            0.45          05/15/2009            28,132
     59,662   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.32          05/29/2009            59,647
     29,831   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.36          05/07/2009            29,829
    205,564   TULIP FUNDING CORPORATION++(p)                                     0.43          05/18/2009           205,523
     39,568   TULIP FUNDING CORPORATION++(p)                                     0.45          05/07/2009            39,565
     53,696   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.55          07/01/2032            53,696
    244,613   UBS AG (STAMFORD)                                                  0.52          05/29/2009           244,613
    226,715   UNICREDITO ITALIANO (NEW YORK)                                     0.61          05/29/2009           226,716
     17,899   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.75          12/15/2040            17,899
     77,560   VERSAILLES CP LLC++(p)                                             0.50          05/06/2009            77,555
     23,865   VERSAILLES CP LLC++(p)                                             0.60          05/04/2009            23,863
    123,532   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.27          07/28/2008            54,354
     71,736   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.30          08/07/2008            31,564
     87,847   VICTORIA FINANCE LLC+++/-####(a)(i)                                1.02          04/03/2008            38,653
    142,587   VICTORIA FINANCE LLC+++/-####(a)(i)                                1.03          02/15/2008            62,738
    140,453   WHITE PINE FINANCE LLC+++/-####(a)(i)                              0.98          02/22/2008           106,555
                                                                                                                 11,620,397
                                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,625,650)                                                       14,484,161
                                                                                                             --------------

SHARES
-----------
SHORT-TERM INVESTMENTS: 2.25%
  2,109,400   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        2,109,400
                                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,109,400)                                                                    2,109,400
                                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $128,763,657)*                                                            115.59%                      $  108,594,330
OTHER ASSETS AND LIABILITIES, NET                                               (15.59)                         (14,643,330)
                                                                                ------                       --------------
TOTAL NET ASSETS                                                                100.00%                      $   93,951,000
                                                                                ------                       --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY VALUE FUND

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,109,400.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $129,462,989 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  4,567,642
GROSS UNREALIZED DEPRECIATION                 (25,436,301)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(20,868,659)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 100.15%
AMUSEMENT & RECREATION SERVICES: 0.87%
    286,000   WMS INDUSTRIES INCORPORATED+<<                                                                 $    9,183,460
                                                                                                             --------------
APPAREL & ACCESSORY STORES: 0.07%
     40,000   URBAN OUTFITTERS INCORPORATED+<<                                                                      779,600
                                                                                                             --------------
BIOPHARMACEUTICALS: 2.86%
    425,000   ALEXION PHARMACEUTICALS INCORPORATED+<<                                                            14,203,500
    195,000   GILEAD SCIENCES INCORPORATED+<<                                                                     8,931,000
    162,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                          7,110,180
                                                                                                                 30,244,680
                                                                                                             --------------
BUSINESS SERVICES: 21.75%
    197,000   ADOBE SYSTEMS INCORPORATED+<<                                                                       5,387,950
     42,000   AKAMAI TECHNOLOGIES INCORPORATED                                                                      924,840
    890,000   ARIBA INCORPORATED+<<                                                                               8,552,900
      2,500   BAIDU.COM INCORPORATED ADR+                                                                           582,250
    388,000   CAPELLA EDUCATION COMPANY+<<                                                                       19,935,440
     66,000   CITRIX SYSTEMS INCORPORATED+<<                                                                      1,882,980
  1,805,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+<<                                              44,745,950
    150,000   COMPELLENT TECHNOLOGIES INCORPORATED+                                                               1,674,000
  1,013,000   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                27,421,910
    213,000   CYBERSOURCE CORPORATION+<<                                                                          3,111,930
     90,000   F5 NETWORKS INCORPORATED+<<                                                                         2,454,300
     96,000   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                             5,144,640
    116,000   GOOGLE INCORPORATED CLASS A+                                                                       45,932,520
    110,000   MASTERCARD INCORPORATED CLASS A<<                                                                  20,179,500
    405,000   RISKMETRICS GROUP INCORPORATED+<<                                                                   7,042,950
    249,000   SALESFORCE.COM INCORPORATED+<<                                                                     10,659,690
    157,000   SYBASE INCORPORATED+                                                                                5,331,720
    285,000   VISA INCORPORATED CLASS A SHARES<<                                                                 18,513,600
     42,950   VOCUS INCORPORATED+                                                                                   730,150
                                                                                                                230,209,220
                                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 12.88%
    626,000   ABBOTT LABORATORIES                                                                                26,198,100
    260,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                              17,134,000
    338,000   COLGATE-PALMOLIVE COMPANY                                                                          19,942,000
    273,650   ECOLAB INCORPORATED                                                                                10,549,208
    128,000   JOHNSON & JOHNSON                                                                                   6,702,080
    112,000   MONSANTO COMPANY<<                                                                                  9,507,680
    251,500   PRAXAIR INCORPORATED                                                                               18,764,415
    148,000   PROCTER & GAMBLE COMPANY                                                                            7,317,120
    543,000   SHIRE PLC ADR<<                                                                                    20,237,610
                                                                                                                136,352,213
                                                                                                             --------------
COMMUNICATIONS: 1.72%
    237,000   EQUINIX INCORPORATED+<<                                                                            16,644,510
    185,000   LOOPNET INCORPORATED+<<                                                                             1,589,150
                                                                                                                 18,233,660
                                                                                                             --------------
DEPOSITORY INSTITUTIONS: 0.59%
    184,000   STATE STREET CORPORATION                                                                            6,279,920
                                                                                                             --------------
E-COMMERCE/SERVICES: 2.27%
    247,000   PRICELINE.COM INCORPORATED+<<                                                                      23,981,230
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
EATING & DRINKING PLACES: 1.92%
    383,000   BURGER KING HOLDINGS INCORPORATED<<                                                            $    6,258,220
    265,000   MCDONALD'S CORPORATION                                                                             14,121,850
                                                                                                                 20,380,070
                                                                                                             --------------
EDUCATIONAL SERVICES: 5.16%
    495,000   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                            17,820,000
     62,000   APOLLO GROUP INCORPORATED CLASS A+<<                                                                3,902,900
    675,000   CORINTHIAN COLLEGES INCORPORATED+<<                                                                10,395,000
    938,000   K12 INCORPORATED+<<                                                                                16,490,040
     31,700   STRAYER EDUCATION INCORPORATED<<                                                                    6,004,297
                                                                                                                 54,612,237
                                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.37%
  1,109,000   CISCO SYSTEMS INCORPORATED+                                                                        21,425,880
    289,000   EMERSON ELECTRIC COMPANY<<                                                                          9,837,560
     20,000   FIRST SOLAR INCORPORATED+<<                                                                         3,745,800
  1,500,000   HARMONIC INCORPORATED+                                                                             10,995,000
    438,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                10,074,000
    585,000   MONOLITHIC POWER SYSTEMS+                                                                          10,822,500
    443,000   QUALCOMM INCORPORATED                                                                              18,747,760
     88,000   SILICON LABORATORIES INCORPORATED+<<                                                                2,926,880
                                                                                                                 88,575,380
                                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.62%
    224,000   ACCENTURE LIMITED CLASS A                                                                           6,592,320
                                                                                                             --------------
GENERAL MERCHANDISE STORES: 2.35%
     65,000   TARGET CORPORATION                                                                                  2,681,900
    440,000   WAL-MART STORES INCORPORATED                                                                       22,176,000
                                                                                                                 24,857,900
                                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.09%
    194,000   APPLE INCORPORATED+                                                                                24,411,020
    523,000   HEWLETT-PACKARD COMPANY                                                                            18,817,540
    240,000   INTEL CORPORATION                                                                                   3,787,200
    130,000   SMITH INTERNATIONAL INCORPORATED                                                                    3,360,500
     75,000   SPX CORPORATION                                                                                     3,462,750
                                                                                                                 53,839,010
                                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.34%
     20,000   BECTON DICKINSON & COMPANY                                                                          1,209,600
     45,000   COVIDIEN LIMITED                                                                                    1,484,100
    475,000   ICON PLC ADR+                                                                                       7,524,000
    374,170   MASIMO CORPORATION+<<                                                                              10,813,513
    485,000   METTLER-TOLEDO INTERNATIONAL INCORPORATED+<<                                                       29,890,550
    105,000   RAYTHEON COMPANY<<                                                                                  4,749,150
     25,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                877,000
                                                                                                                 56,547,913
                                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 5.26%
     49,500   INTUITIVE SURGICAL INCORPORATED+<<                                                                  7,114,635
    275,000   NUVASIVE INCORPORATED+<<                                                                           10,422,500
  1,139,000   ST. JUDE MEDICAL INCORPORATED+                                                                     38,179,280
                                                                                                                 55,716,415
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
MEDICAL MANAGEMENT SERVICES: 0.93%
    154,000   EXPRESS SCRIPTS INCORPORATED+                                                                  $    9,851,380
                                                                                                             --------------
MEDICAL PRODUCTS: 1.68%
    367,000   BAXTER INTERNATIONAL INCORPORATED                                                                  17,799,500
                                                                                                             --------------
MISCELLANEOUS RETAIL: 1.61%
     69,000   COSTCO WHOLESALE CORPORATION                                                                        3,353,400
    236,000   CVS CAREMARK CORPORATION                                                                            7,500,080
    156,000   DICK'S SPORTING GOODS INCORPORATED+<<                                                               2,964,000
    155,000   HIBBETT SPORTS INCORPORATED+<<                                                                      3,231,750
                                                                                                                 17,049,230
                                                                                                             --------------
OIL & GAS EXTRACTION: 5.79%
     91,000   APACHE CORPORATION                                                                                  6,630,260
    610,000   ARENA RESOURCES INCORPORATED+<<                                                                    17,488,700
    248,000   CNX GAS CORPORATION+<<                                                                              6,386,000
    335,000   CONTINENTAL RESOURCES INCORPORATED+<<                                                               7,822,250
    130,000   GOODRICH PETROLEUM CORPORATION+<<                                                                   2,980,900
     30,000   TRANSOCEAN LIMITED+                                                                                 2,024,400
    245,000   ULTRA PETROLEUM CORPORATION+<<                                                                     10,486,000
    216,250   XTO ENERGY INCORPORATED                                                                             7,495,225
                                                                                                                 61,313,735
                                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.01%
    960,000   MSCI INCORPORATED+<<                                                                               20,150,400
    648,000   VISTAPRINT LIMITED+<<                                                                              22,258,800
                                                                                                                 42,409,200
                                                                                                             --------------
RAILROAD TRANSPORTATION: 2.75%
    400,000   NORFOLK SOUTHERN CORPORATION                                                                       14,272,000
    303,000   UNION PACIFIC CORPORATION                                                                          14,889,420
                                                                                                                 29,161,420
                                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.01%
      9,000   BLACKROCK INCORPORATED<<                                                                            1,318,680
  1,760,000   CHARLES SCHWAB CORPORATION                                                                         32,524,800
     67,000   GOLDMAN SACHS GROUP INCORPORATED<<                                                                  8,609,500
                                                                                                                 42,452,980
                                                                                                             --------------
SOCIAL SERVICES: 0.27%
    200,000   ABB LIMITED ADR<<                                                                                   2,844,000
                                                                                                             --------------
TRANSPORTATION EQUIPMENT: 0.82%
     29,000   LOCKHEED MARTIN CORPORATION                                                                         2,277,370
    131,000   UNITED TECHNOLOGIES CORPORATION                                                                     6,398,040
                                                                                                                  8,675,410
                                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.42%
    103,000   AIRGAS INCORPORATED                                                                                 4,441,360
                                                                                                             --------------
WHOLESALE TRADE-DURABLE GOODS: 0.74%
    460,000   LKQ CORPORATION+<<                                                                                  7,810,800
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $1,198,536,133)                                                                     1,060,194,243
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COLLATERAL FOR SECURITIES LENDING: 22.07%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.32%
 11,419,466   AIM STIT-LIQUID ASSETS PORTFOLIO                                                               $   11,419,466
 11,419,466   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                       11,419,466
 11,419,466   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                         11,419,466
 11,419,466   DWS MONEY MARKET SERIES INSTITUTIONAL                                                              11,419,466
                                                                                                                 45,677,864
                                                                                                             --------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
-----------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.75%
$ 1,427,433   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.55%        05/07/2009         1,427,433
  1,427,433   ALPINE SECURITIZATION CORPORATION++(p)                              0.37         05/05/2009         1,427,375
    475,811   AMSTEL FUNDING CORPORATION++(p)                                     2.10         05/18/2009           475,339
    475,811   AMSTERDAM FUNDING CORPORATION++(p)                                  0.40         05/11/2009           475,758
  1,522,595   ANTALIS US FUNDING CORPORATION++(p)                                 0.47         05/22/2009         1,522,178
  4,282,300   ASB FINANCE LIMITED (LONDON)++                                      0.24         05/07/2009         4,282,129
  1,141,947   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.32         05/21/2009         1,141,744
  2,854,867   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.35         05/14/2009         2,854,506
  7,137,166   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,137,202)           0.18         05/01/2009         7,137,166
  8,564,600   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY AGENCY SECURITIES (MATURITY VALUE
              $8,564,659)                                                         0.25         05/01/2009         8,564,600
  3,330,678   BARTON CAPITAL CORPORATION++(p)                                     0.33         05/08/2009         3,330,464
    737,507   BNP PARIBAS                                                         0.46         05/01/2009           737,507
  3,330,678   BNP PARIBAS (NEW YORK)                                              0.91         05/05/2009         3,330,859
  2,379,055   BRYANT BANK FUNDING LLC++(p)                                        0.33         05/26/2009         2,378,510
  1,671,429   BRYANT BANK FUNDING LLC++(p)                                        0.35         05/19/2009         1,671,137
  2,188,731   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE             0.23         05/04/2009         2,188,731
    380,649   CALCASIEU PARISH LA+/-ss                                            0.75         12/01/2027           380,649
    380,649   CALIFORNIA DEPARTMENT OF WATER RESOURCES+/-ss                       0.30         05/01/2020           380,649
    523,392   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.20         11/01/2026           523,392
    523,392   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                      1.00         06/01/2028           523,392
  3,806,489   CALYON (NEW YORK)                                                   0.44         05/11/2009         3,806,489
    358,191   CHARIOT FUNDING LLC++(p)                                            0.30         05/20/2009           358,134
  3,330,678   CHARIOT FUNDING LLC++(p)                                            0.35         05/06/2009         3,330,516
  2,026,218   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00         02/25/2008            33,433
  1,559,981   CHEYNE FINANCE LLC+++/-####(a)(i)                                   0.00         05/19/2008            25,740
    790,988   CIESCO LLC++                                                        0.35         05/07/2009           790,942
  2,188,731   CLIPPER RECEIVABLES CORPORATION++                                   0.50         05/07/2009         2,188,549
    251,942   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           1.55         10/01/2038           251,942
    761,298   COOK COUNTY IL+/-ss                                                 1.00         11/01/2030           761,298
  1,712,920   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        2.65         12/15/2037         1,712,920
  1,141,947   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $1,141,957)                 0.30         05/01/2009         1,141,947
  3,330,678   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.45         05/04/2009         3,330,678
  1,712,920   EBBETS FUNDING LLC++(p)                                             0.50         05/04/2009         1,712,849
    713,717   EBBETS FUNDING LLC++(p)                                             0.50         05/05/2009           713,677
  2,950,029   EDISON ASSET SECURITIZATION LLC++(p)                                0.32         05/07/2009         2,949,871
    666,136   ELYSIAN FUNDING LLC++(p)                                            0.50         05/05/2009           666,099
    570,973   ELYSIAN FUNDING LLC++(p)                                            0.50         05/06/2009           570,934
  1,141,947   FAIRWAY FINANCE CORPORATION(p)                                      0.32         05/04/2009         1,141,916
  2,588,412   FAIRWAY FINANCE CORPORATION(p)                                      0.35         05/04/2009         2,588,337
  2,379,912   FALCON ASSET SECURITIZATION CORPORATION++(p)                        0.30         05/15/2009         2,379,634
  3,302,129   GDF SUEZ++                                                          0.30         05/27/2009         3,301,414
    285,487   GDF SUEZ++                                                          0.31         05/22/2009           285,435
  3,140,353   GEMINI SECURITIZATION INCORPORATED++(p)                             0.34         05/27/2009         3,139,582
  1,344,452   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,344,458)              0.17         05/01/2009         1,344,452
  7,353,795   GRYPHON FUNDING LIMITED(a)(i)                                       0.00         08/23/2009         2,476,023
    157,018   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss               3.20         11/01/2042           157,018
  1,427,433   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.75         05/15/2034         1,427,433

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

GROWTH FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,283,893   HSBC USA INCORPORATED                                               0.28%        05/15/2009    $    2,283,645
    475,811   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.55         07/01/2029           475,811
    190,324   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                  1.40         01/01/2018           190,324
  1,998,407   INTERNATIONALE NEDERLANDEN US FUND                                  0.25         05/04/2009         1,998,365
  2,854,867   INTESA SANPAOLO (NEW YORK)+/-                                       1.05         05/22/2009         2,855,565
  1,332,271   IRISH LIFE & PERMANENT PLC++                                        0.70         05/05/2009         1,332,167
  3,711,327   JPMORGAN CHASE FUNDING INCORPORATED++                               0.30         05/21/2009         3,710,708
  4,091,975   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              US TREASURY SECURITIES (MATURITY VALUE $4,092,002)                  0.24         05/01/2009         4,091,975
    285,487   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              1.40         04/15/2025           285,487
  2,379,055   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                      0.84         05/28/2009         2,377,557
    458,396   KITTY HAWK FUNDING CORPORATION++(p)                                 0.35         05/05/2009           458,379
  1,427,433   LMA AMERICAS LLC++(p)                                               0.40         05/28/2009         1,427,005
  3,164,144   MASSACHUSETTS HEFA+/-ss                                             0.45         10/01/2034         3,164,144
  3,330,678   MATCHPOINT MASTER TRUST++(p)                                        0.37         05/27/2009         3,329,788
    951,622   MATCHPOINT MASTER TRUST++(p)                                        0.40         05/18/2009           951,442
    409,198   MISSISSIPPI STATE GO+/-ss                                           4.50         11/01/2028           409,198
    380,649   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.45         02/01/2036           380,649
  4,091,975   NATIONWIDE BUILDING SOCIETY++                                       0.49         05/07/2009         4,091,641
  1,617,758   NATIXIS                                                             0.27         05/05/2009         1,617,758
    190,324   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            3.75         01/01/2018           190,324
  3,806,489   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.55         05/15/2009         3,805,675
  2,030,762   NORDEA NORTH AMERICA INCORPORATED                                   0.32         05/12/2009         2,030,563
    618,554   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.62         01/01/2034           618,554
    780,330   PARK AVENUE RECEIVABLES CORPORATION++##(p)                          0.33         05/05/2009           780,302
  4,187,138   PRUDENTIAL PLC++                                                    0.65         05/15/2009         4,186,079
  3,806,489   RANGER FUNDING CORPORATION++                                        0.35         05/11/2009         3,806,119
    621,980   REGENCY MARKETS #1 LLC++(p)                                         0.35         05/01/2009           621,980
  2,283,893   REGENCY MARKETS #1 LLC++(p)                                         0.43         05/14/2009         2,283,539
  1,332,271   REGENCY MARKETS #1 LLC++(p)                                         0.44         05/18/2009         1,331,994
     95,162   ROMULUS FUNDING CORPORATION(p)                                      0.70         05/04/2009            95,157
    951,622   ROMULUS FUNDING CORPORATION(p)                                      0.77         05/04/2009           951,561
    570,973   ROYAL BANK OF SCOTLAND PLC(p)                                       0.39         05/26/2009           570,819
  1,617,758   SALISBURY RECEIVABLES COMPANY++(p)                                  0.34         05/20/2009         1,617,467
  2,759,704   SALISBURY RECEIVABLES COMPANY++(p)                                  0.37         05/28/2009         2,758,939
  3,616,164   SOCIETE GENERALE NORTH AMERICA                                      0.35         05/29/2009         3,615,180
    190,324   STARBIRD FUNDING CORPORATION++(p)                                   0.35         05/04/2009           190,319
  2,331,474   STARBIRD FUNDING CORPORATION++(p)                                   0.50         05/14/2009         2,331,053
  1,427,433   STATE STREET CORPORATION                                            0.25         05/04/2009         1,427,404
  2,854,867   SURREY FUNDING CORPORATION++(p)                                     0.47         05/06/2009         2,854,680
  3,996,813   SVENSKA HANDELSBANKEN INCORPORATED                                  0.34         05/20/2009         3,996,096
  2,483,544   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.40         05/18/2009         2,483,074
    448,785   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.45         05/15/2009           448,706
    951,622   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.32         05/29/2009           951,385
    475,811   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.36         05/07/2009           475,783
  3,278,814   TULIP FUNDING CORPORATION++(p)                                      0.43         05/18/2009         3,278,148
    631,116   TULIP FUNDING CORPORATION++(p)                                      0.45         05/07/2009           631,069
    856,460   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.55         07/01/2032           856,460
  3,901,651   UBS AG (STAMFORD)                                                   0.52         05/29/2009         3,901,651
  3,616,164   UNICREDITO ITALIANO (NEW YORK)                                      0.61         05/29/2009         3,616,192
    285,487   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.75         12/15/2040           285,487
  1,237,109   VERSAILLES CP LLC++(p)                                              0.50         05/06/2009         1,237,017
    380,649   VERSAILLES CP LLC++(p)                                              0.60         05/04/2009           380,630
  2,752,340   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.27         07/28/2008         1,211,030
  1,598,308   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.30         08/07/2008           703,256
  1,957,260   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.02         04/03/2008           861,194
  3,176,883   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.03         02/15/2008         1,397,828
  3,129,335   WHITE PINE FINANCE LLC+++/-####(a)(i)                               0.98         02/22/2008         2,374,226
                                                                                                                187,929,328
                                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $240,096,788)                                                     233,607,192
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
SHORT-TERM INVESTMENTS: 0.14%
  1,557,527   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $    1,557,527
                                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,557,527)                                                                    1,557,527
                                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,440,190,448)*                                                          122.36%                      $1,295,358,962
OTHER ASSETS AND LIABILITIES, NET                                               (22.36)                        (236,750,464)
                                                                                ------                       --------------
TOTAL NET ASSETS                                                                100.00%                      $1,058,608,498
                                                                                ------                       --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,557,527.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,445,379,020 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  26,511,325
GROSS UNREALIZED DEPRECIATION                 (176,531,383)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(150,020,058)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 99.01%
BUSINESS SERVICES: 13.42%
    365,000   EBAY INCORPORATED+                                                                             $    6,011,550
    336,000   MICROSOFT CORPORATION                                                                               6,807,360
    604,000   MONSTER WORLDWIDE INCORPORATED+<<                                                                   8,335,200
     15,000   OMNICOM GROUP INCORPORATED                                                                            472,050
    315,000   YAHOO! INCORPORATED+                                                                                4,501,350
                                                                                                                 26,127,510
                                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 2.37%
    240,000   BRISTOL-MYERS SQUIBB COMPANY                                                                        4,608,000
                                                                                                             --------------
COMMUNICATIONS: 3.42%
    453,000   COMCAST CORPORATION CLASS A                                                                         6,650,040
                                                                                                             --------------
DEPOSITORY INSTITUTIONS: 11.03%
    402,479   BANK OF AMERICA CORPORATION<<                                                                       3,594,137
    211,000   BANK OF NEW YORK MELLON CORPORATION                                                                 5,376,280
    188,124   JPMORGAN CHASE & COMPANY                                                                            6,208,092
    375,800   WESTERN UNION COMPANY                                                                               6,294,650
                                                                                                                 21,473,159
                                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.78%
    220,000   ANALOG DEVICES INCORPORATED                                                                         4,681,600
    356,000   CISCO SYSTEMS INCORPORATED+                                                                         6,877,920
    381,000   NOVELLUS SYSTEMS INCORPORATED+                                                                      6,880,860
    257,475   TYCO ELECTRONICS LIMITED                                                                            4,490,364
                                                                                                                 22,930,744
                                                                                                             --------------
FOOD & KINDRED PRODUCTS: 0.26%
     12,000   THE COCA-COLA COMPANY                                                                                 516,600
                                                                                                             --------------
GENERAL MERCHANDISE STORES: 1.99%
     77,000   WAL-MART STORES INCORPORATED                                                                        3,880,800
                                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.59%
     20,000   DEERE & COMPANY                                                                                       825,200
    620,000   DELL INCORPORATED+                                                                                  7,204,400
    304,000   INTEL CORPORATION                                                                                   4,797,120
                                                                                                                 12,826,720
                                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.98%
    117,000   COVIDIEN LIMITED                                                                                    3,858,660
                                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.66%
     40,000   MEDTRONIC INCORPORATED                                                                              1,280,000
                                                                                                             --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.59%
    294,000   TYCO INTERNATIONAL LIMITED                                                                          6,985,440
                                                                                                             --------------
MISCELLANEOUS RETAIL: 7.06%
    322,000   STAPLES INCORPORATED                                                                                6,639,640
    226,000   WALGREEN COMPANY                                                                                    7,103,180
                                                                                                                 13,742,820
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
MOTION PICTURES: 3.05%
    271,500   WALT DISNEY COMPANY<<                                                                          $    5,945,850
                                                                                                             --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.49%
    115,000   AMERICAN EXPRESS COMPANY<<                                                                          2,900,300
                                                                                                             --------------
OIL & GAS EXTRACTION: 3.62%
    136,000   DEVON ENERGY CORPORATION                                                                            7,051,600
                                                                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.77%
     92,000   CHEVRON CORPORATION                                                                                 6,081,200
    162,000   CONOCOPHILLIPS                                                                                      6,642,000
    317,000   VALERO ENERGY CORPORATION<<                                                                         6,289,280
                                                                                                                 19,012,480
                                                                                                             --------------
PRIMARY METAL INDUSTRIES: 2.14%
    460,000   ALCOA INCORPORATED                                                                                  4,172,200
                                                                                                             --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.37%
    282,000   MCGRAW-HILL COMPANIES INCORPORATED                                                                  8,502,300
                                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.79%
    230,000   MORGAN STANLEY                                                                                      5,437,200
                                                                                                             --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.86%
    115,000   CORNING INCORPORATED                                                                                1,681,300
                                                                                                             --------------
TRANSPORTATION EQUIPMENT: 3.66%
    375,300   JOHNSON CONTROLS INCORPORATED<<                                                                     7,134,454
                                                                                                             --------------
TRAVEL & RECREATION: 3.11%
    225,000   CARNIVAL CORPORATION                                                                                6,048,000
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $253,852,158)                                                                         192,766,177
                                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 16.35%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.13%
  1,522,836   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,522,836
  1,522,836   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,522,836
  1,522,836   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,522,836
  1,522,836   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,522,836
                                                                                                                  6,091,344
                                                                                                             --------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
-----------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.22%
$   190,355   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                       0.55%        05/07/2009           190,355
    190,355   ALPINE SECURITIZATION CORPORATION++(p)                              0.37         05/05/2009           190,347
     63,452   AMSTEL FUNDING CORPORATION++(p)                                     2.10         05/18/2009            63,389
     63,452   AMSTERDAM FUNDING CORPORATION++(p)                                  0.40         05/11/2009            63,444
    203,045   ANTALIS US FUNDING CORPORATION++(p)                                 0.47         05/22/2009           202,989
    571,064   ASB FINANCE LIMITED (LONDON)++                                      0.24         05/07/2009           571,041
    152,284   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.32         05/21/2009           152,257
    380,709   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                      0.35         05/14/2009           380,661
    951,773   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $951,778)             0.18         05/01/2009           951,773
  1,142,127   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY AGENCY SECURITIES (MATURITY VALUE
              $1,142,135)                                                         0.25         05/01/2009         1,142,127
    444,161   BARTON CAPITAL CORPORATION++(p)                                     0.33         05/08/2009           444,132

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    98,350   BNP PARIBAS                                                         0.46%        05/01/2009    $       98,350
    444,161   BNP PARIBAS (NEW YORK)                                              0.91         05/05/2009           444,185
    317,258   BRYANT BANK FUNDING LLC++(p)                                        0.33         05/26/2009           317,185
    222,892   BRYANT BANK FUNDING LLC++(p)                                        0.35         05/19/2009           222,853
    291,877   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE             0.23         05/04/2009           291,877
     50,761   CALCASIEU PARISH LA+/-ss                                            0.75         12/01/2027            50,761
     50,761   CALIFORNIA DEPARTMENT OF WATER RESOURCES+/-ss                       0.30         05/01/2020            50,761
     69,797   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss               0.20         11/01/2026            69,797
     69,797   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                      1.00         06/01/2028            69,797
    507,612   CALYON (NEW YORK)                                                   0.44         05/11/2009           507,612
     47,766   CHARIOT FUNDING LLC++(p)                                            0.30         05/20/2009            47,759
    444,161   CHARIOT FUNDING LLC++(p)                                            0.35         05/06/2009           444,139
    421,657   CHEYNE FINANCE LLC+++/-(a)(i)####                                   0.00         02/25/2008             6,957
    324,633   CHEYNE FINANCE LLC+++/-(a)(i)####                                   0.00         05/19/2008             5,356
    105,482   CIESCO LLC++                                                        0.35         05/07/2009           105,476
    291,877   CLIPPER RECEIVABLES CORPORATION++                                   0.50         05/07/2009           291,853
     33,598   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                           1.55         10/01/2038            33,598
    101,522   COOK COUNTY IL+/-ss                                                 1.00         11/01/2030           101,522
    228,425   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                        2.65         12/15/2037           228,425
    152,284   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $152,285)                   0.30         05/01/2009           152,284
    444,161   DEXIA CREDIT LOCAL DE FRANCE SA                                     0.45         05/04/2009           444,161
    228,425   EBBETS FUNDING LLC++(p)                                             0.50         05/04/2009           228,416
     95,177   EBBETS FUNDING LLC++(p)                                             0.50         05/05/2009            95,172
    393,399   EDISON ASSET SECURITIZATION LLC++(p)                                0.32         05/07/2009           393,378
     88,832   ELYSIAN FUNDING LLC++(p)                                            0.50         05/05/2009            88,827
     76,142   ELYSIAN FUNDING LLC++(p)                                            0.50         05/06/2009            76,137
    152,284   FAIRWAY FINANCE CORPORATION(p)                                      0.32         05/04/2009           152,280
    345,176   FAIRWAY FINANCE CORPORATION(p)                                      0.35         05/04/2009           345,166
    317,372   FALCON ASSET SECURITIZATION CORPORATION++(p)                        0.30         05/15/2009           317,335
    440,353   GDF SUEZ++                                                          0.30         05/27/2009           440,258
     38,071   GDF SUEZ++                                                          0.31         05/22/2009            38,064
    418,780   GEMINI SECURITIZATION INCORPORATED++                                0.34         05/27/2009           418,677
    179,289   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $179,290)                0.17         05/01/2009           179,289
  1,530,329   GRYPHON FUNDING LIMITED(a)(i)                                       0.00         08/23/2009           515,262
     20,939   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-                 3.20         11/01/2042            20,939
    190,355   HOUSTON TX UTILITY SYSTEM+/-ss                                      0.75         05/15/2034           190,355
    304,567   HSBC USA INCORPORATED                                               0.28         05/15/2009           304,534
     63,452   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss             0.55         07/01/2029            63,452
     25,381   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                  1.40         01/01/2018            25,381
    266,496   INTERNATIONALE NEDERLANDEN US FUND                                  0.25         05/04/2009           266,491
    380,709   INTESA SANPAOLO (NEW YORK)+/-                                       1.05         05/22/2009           380,802
    177,664   IRISH LIFE & PERMANENT PLC++                                        0.70         05/05/2009           177,650
    494,922   JPMORGAN CHASE FUNDING INCORPORATED++                               0.30         05/21/2009           494,839
    545,683   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              US TREASURY SECURITIES (MATURITY VALUE $545,687)                    0.24         05/01/2009           545,683
     38,071   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              1.40         04/15/2025            38,071
    317,258   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                      0.84         05/28/2009           317,058
     61,129   KITTY HAWK FUNDING CORPORATION++(p)                                 0.35         05/05/2009            61,127
    190,355   LMA AMERICAS LLC++(p)                                               0.40         05/28/2009           190,297
    421,953   MASSACHUSETTS HEFA+/-ss                                             0.45         10/01/2034           421,953
    444,161   MATCHPOINT MASTER TRUST++(p)                                        0.37         05/27/2009           444,042
    126,903   MATCHPOINT MASTER TRUST++(p)                                        0.40         05/18/2009           126,879
     54,568   MISSISSIPPI STATE GO+/-ss                                           4.50         11/01/2028            54,568
     50,761   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.45         02/01/2036            50,761
    545,683   NATIONWIDE BUILDING SOCIETY++                                       0.49         05/07/2009           545,638
    215,735   NATIXIS                                                             0.27         05/05/2009           215,735
     25,381   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            3.75         01/01/2018            25,381
    507,612   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.55         05/15/2009           507,504
    270,811   NORDEA NORTH AMERICA INCORPORATED                                   0.32         05/12/2009           270,785
     82,487   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.62         01/01/2034            82,487
    104,060   PARK AVENUE RECEIVABLES CORPORATION++##(p)                          0.33         05/05/2009           104,057

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   558,373   PRUDENTIAL PLC++                                                    0.65%        05/15/2009    $      558,232
    507,612   RANGER FUNDING CORPORATION++(p)                                     0.35         05/11/2009           507,563
     82,944   REGENCY MARKETS #1 LLC++(p)                                         0.35         05/01/2009            82,944
    304,567   REGENCY MARKETS #1 LLC++(p)                                         0.43         05/14/2009           304,520
    177,664   REGENCY MARKETS #1 LLC++(p)                                         0.44         05/18/2009           177,627
     12,690   ROMULUS FUNDING CORPORATION(p)                                      0.70         05/04/2009            12,690
    126,903   ROMULUS FUNDING CORPORATION(p)                                      0.77         05/04/2009           126,895
     76,142   ROYAL BANK OF SCOTLAND PLC(p)                                       0.39         05/26/2009            76,121
    215,735   SALISBURY RECEIVABLES COMPANY++(p)                                  0.34         05/20/2009           215,696
    368,019   SALISBURY RECEIVABLES COMPANY++(p)                                  0.37         05/28/2009           367,917
    482,231   SOCIETE GENERALE NORTH AMERICA                                      0.35         05/29/2009           482,100
     25,381   STARBIRD FUNDING CORPORATION++(p)                                   0.35         05/04/2009            25,380
    310,912   STARBIRD FUNDING CORPORATION++(p)                                   0.50         05/14/2009           310,856
    190,355   STATE STREET CORPORATION                                            0.25         05/04/2009           190,351
    380,709   SURREY FUNDING CORPORATION++(p)                                     0.47         05/06/2009           380,684
    532,993   SVENSKA HANDELSBANKEN INCORPORATED                                  0.34         05/20/2009           532,897
    331,192   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.40         05/18/2009           331,129
     59,847   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.45         05/15/2009            59,837
    126,903   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.32         05/29/2009           126,871
     63,452   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.36         05/07/2009            63,448
    437,244   TULIP FUNDING CORPORATION++(p)                                      0.43         05/18/2009           437,156
     84,162   TULIP FUNDING CORPORATION++(p)                                      0.45         05/07/2009            84,156
    114,213   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.55         07/01/2032           114,213
    520,302   UBS AG (STAMFORD)                                                   0.52         05/29/2009           520,302
    482,231   UNICREDITO ITALIANO (NEW YORK)                                      0.61         05/29/2009           482,235
     38,071   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.75         12/15/2040            38,071
    164,974   VERSAILLES CP LLC++(p)                                              0.50         05/06/2009           164,962
     50,761   VERSAILLES CP LLC++(p)                                              0.60         05/04/2009            50,754
    572,764   VICTORIA FINANCE LLC+++/-(a)(i)####                                 0.27         07/28/2008           252,016
    332,609   VICTORIA FINANCE LLC+++/-(a)(i)####                                 0.30         08/07/2008           146,348
    407,307   VICTORIA FINANCE LLC+++/-(a)(i)####                                 1.02         04/03/2008           179,215
    661,111   VICTORIA FINANCE LLC+++/-(a)(i)####                                 1.03         02/15/2008           290,889
    651,216   WHITE PINE FINANCE LLC+++/-(a)(i)####                               0.98         02/22/2008           494,078
                                                                                                                 25,740,106
                                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,523,701)                                                       31,831,450
                                                                                                             --------------

 SHARES
-----------
SHORT-TERM INVESTMENTS: 1.38%
  2,689,235   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        2,689,235
                                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,689,235)                                                                    2,689,235
                                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $289,065,094)*                                                            116.74%                      $  227,286,862
OTHER ASSETS AND LIABILITIES, NET                                               (16.74)                         (32,594,038)
                                                                                ------                       --------------
TOTAL NET ASSETS                                                                100.00%                      $  194,692,824
                                                                                ------                       --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE COMPANY CORE FUND

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,689,235.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $289,464,199 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  8,528,921
GROSS UNREALIZED DEPRECIATION                 (70,706,258)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(62,177,337)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 99.73%
BIOPHARMACEUTICALS: 3.57%
     37,000   CELGENE CORPORATION+                                                                           $    1,580,640
     79,000   GILEAD SCIENCES INCORPORATED+                                                                       3,618,200
     75,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                          3,291,750
                                                                                                                  8,490,590
                                                                                                             --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.22%
    135,000   LOWE'S COMPANIES INCORPORATED                                                                       2,902,500
                                                                                                             --------------
BUSINESS SERVICES: 17.92%
     95,000   ACTIVISION BLIZZARD INCORPORATED+                                                                   1,023,150
    120,000   ADOBE SYSTEMS INCORPORATED+<<                                                                       3,282,000
    395,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                 9,792,050
     29,400   GOOGLE INCORPORATED CLASS A+                                                                       11,641,518
     24,700   MASTERCARD INCORPORATED CLASS A<<                                                                   4,531,215
    240,000   ORACLE CORPORATION                                                                                  4,641,600
     58,000   SALESFORCE.COM INCORPORATED+<<                                                                      2,482,980
     72,000   VISA INCORPORATED CLASS A SHARES                                                                    4,677,120
     20,000   VMWARE INCORPORATED+<<                                                                                521,600
                                                                                                                 42,593,233
                                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 12.86%
    132,000   ABBOTT LABORATORIES                                                                                 5,524,200
     62,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                               4,085,800
      7,000   BIOGEN IDEC INCORPORATED+<<                                                                           338,380
     74,000   COLGATE-PALMOLIVE COMPANY                                                                           4,366,000
     55,000   ECOLAB INCORPORATED                                                                                 2,120,250
     13,000   ELI LILLY & COMPANY                                                                                   427,960
     43,000   JOHNSON & JOHNSON                                                                                   2,251,480
     36,000   MONSANTO COMPANY                                                                                    3,056,040
     60,000   PRAXAIR INCORPORATED                                                                                4,476,600
    105,000   SHIRE PLC ADR                                                                                       3,913,350
                                                                                                                 30,560,060
                                                                                                             --------------
COMMUNICATIONS: 1.25%
     20,000   AMERICAN TOWER CORPORATION CLASS A+                                                                   635,200
     95,000   DIRECTV GROUP INCORPORATED+<<                                                                       2,349,350
                                                                                                                  2,984,550
                                                                                                             --------------
DEPOSITORY INSTITUTIONS: 0.47%
      5,300   NORTHERN TRUST CORPORATION                                                                            288,108
     24,000   STATE STREET CORPORATION                                                                              819,120
                                                                                                                  1,107,228
                                                                                                             --------------
E-COMMERCE/SERVICES: 0.88%
     26,000   AMAZON.COM INCORPORATED+<<                                                                          2,093,520
                                                                                                             --------------
EATING & DRINKING PLACES: 2.06%
     22,000   BURGER KING HOLDINGS INCORPORATED<<                                                                   359,480
     85,000   MCDONALD'S CORPORATION                                                                              4,529,650
                                                                                                                  4,889,130
                                                                                                             --------------
EDUCATIONAL SERVICES: 2.32%
     58,000   APOLLO GROUP INCORPORATED CLASS A+                                                                  3,651,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
EDUCATIONAL SERVICES (continued)
      9,800   STRAYER EDUCATION INCORPORATED<<                                                               $    1,856,218
                                                                                                                  5,507,318
                                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.48%
    335,000   CISCO SYSTEMS INCORPORATED+                                                                         6,472,200
    100,000   EMERSON ELECTRIC COMPANY                                                                            3,404,000
      6,000   FIRST SOLAR INCORPORATED+<<                                                                         1,123,740
    102,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                 2,346,000
     55,000   NVIDIA CORPORATION+                                                                                   631,400
    185,000   QUALCOMM INCORPORATED                                                                               7,829,200
     70,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR<<                                              739,900
                                                                                                                 22,546,440
                                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.61%
    130,000   ACCENTURE LIMITED CLASS A                                                                           3,825,900
                                                                                                             --------------
GENERAL MERCHANDISE STORES: 4.10%
     65,000   TARGET CORPORATION                                                                                  2,681,900
    140,000   WAL-MART STORES INCORPORATED                                                                        7,056,000
                                                                                                                  9,737,900
                                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.56%
     67,000   APPLE INCORPORATED+                                                                                 8,430,610
    145,000   EMC CORPORATION+<<                                                                                  1,816,850
    140,000   HEWLETT-PACKARD COMPANY                                                                             5,037,200
    193,000   INTEL CORPORATION                                                                                   3,045,540
     55,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         5,676,550
     42,000   SMITH INTERNATIONAL INCORPORATED                                                                    1,085,700
                                                                                                                 25,092,450
                                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.71%
     15,000   BECTON DICKINSON & COMPANY                                                                            907,200
     26,000   COVIDIEN LIMITED                                                                                      857,480
     23,000   RAYTHEON COMPANY                                                                                    1,040,290
     36,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                              1,262,880
                                                                                                                  4,067,850
                                                                                                             --------------
MEDICAL EQUIPMENT & SUPPLIES: 4.09%
      9,400   INTUITIVE SURGICAL INCORPORATED+<<                                                                  1,351,062
    250,000   ST. JUDE MEDICAL INCORPORATED+                                                                      8,380,000
                                                                                                                  9,731,062
                                                                                                             --------------
MEDICAL MANAGEMENT SERVICES: 1.02%
     38,000   EXPRESS SCRIPTS INCORPORATED+                                                                       2,430,860
                                                                                                             --------------
MEDICAL PRODUCTS: 2.17%
     18,000   ALLERGAN INCORPORATED                                                                                 839,880
     89,000   BAXTER INTERNATIONAL INCORPORATED                                                                   4,316,500
                                                                                                                  5,156,380
                                                                                                             --------------
METAL MINING: 0.57%
     32,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                               1,364,800
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
MISCELLANEOUS RETAIL: 2.98%
     45,000   COSTCO WHOLESALE CORPORATION                                                                   $    2,187,000
    125,000   CVS CAREMARK CORPORATION                                                                            3,972,500
     45,000   STAPLES INCORPORATED                                                                                  927,900
                                                                                                                  7,087,400
                                                                                                             --------------
MOTION PICTURES: 0.55%
     60,000   WALT DISNEY COMPANY<<                                                                               1,314,000
                                                                                                             --------------
OIL & GAS EXTRACTION: 6.22%
     47,000   APACHE CORPORATION                                                                                  3,424,420
     25,000   EOG RESOURCES INCORPORATED                                                                          1,587,000
     65,000   SCHLUMBERGER LIMITED                                                                                3,184,350
     50,000   ULTRA PETROLEUM CORPORATION+<<                                                                      2,140,000
     80,000   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                1,330,400
     90,000   XTO ENERGY INCORPORATED                                                                             3,119,400
                                                                                                                 14,785,570
                                                                                                             --------------
RAILROAD TRANSPORTATION: 2.65%
     80,000   NORFOLK SOUTHERN CORPORATION                                                                        2,854,400
     70,000   UNION PACIFIC CORPORATION                                                                           3,439,800
                                                                                                                  6,294,200
                                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.38%
      2,000   BLACKROCK INCORPORATED<<                                                                              293,040
    405,000   CHARLES SCHWAB CORPORATION                                                                          7,484,400
     27,000   GOLDMAN SACHS GROUP INCORPORATED                                                                    3,469,500
     40,000   T. ROWE PRICE GROUP INCORPORATED<<                                                                  1,540,800
                                                                                                                 12,787,740
                                                                                                             --------------
SOCIAL SERVICES: 0.69%
    115,000   ABB LIMITED ADR<<                                                                                   1,635,300
                                                                                                             --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.80%
    130,000   CORNING INCORPORATED                                                                                1,900,600
                                                                                                             --------------
TRANSPORTATION EQUIPMENT: 1.15%
     10,000   LOCKHEED MARTIN CORPORATION                                                                           785,300
     40,000   UNITED TECHNOLOGIES CORPORATION                                                                     1,953,600
                                                                                                                  2,738,900
                                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.45%
     41,000   AMERISOURCEBERGEN CORPORATION<<                                                                     1,379,241
     23,000   MCKESSON CORPORATION                                                                                  851,000
     23,000   NIKE INCORPORATED CLASS B                                                                           1,206,810
                                                                                                                  3,437,051
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $288,919,196)                                                                         237,062,532
                                                                                                             --------------
COLLATERAL FOR SECURITIES LENDING: 13.40%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.55%
  1,514,964   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,514,964
  1,514,964   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,514,964
  1,514,964   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,514,964

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
  1,514,964   DWS MONEY MARKET SERIES INSTITUTIONAL                                                          $    1,514,964
                                                                                                                  6,059,856
                                                                                                             --------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE
-----------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.85%
$   189,370   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                      0.55%         05/07/2009           189,370
    189,370   ALPINE SECURITIZATION CORPORATION++(p)                             0.37          05/05/2009           189,363
     63,123   AMSTEL FUNDING CORPORATION++(p)                                    2.10          05/18/2009            63,061
     63,123   AMSTERDAM FUNDING CORPORATION++(p)                                 0.40          05/11/2009            63,116
    201,995   ANTALIS US FUNDING CORPORATION++                                   0.47          05/22/2009           201,940
    568,111   ASB FINANCE LIMITED (LONDON)++                                     0.24          05/07/2009           568,089
    151,496   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                     0.32          05/21/2009           151,469
    378,741   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                     0.35          05/14/2009           378,693
    946,852   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $946,857)            0.18          05/01/2009           946,852
  1,136,223   BARCLAYS CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY AGENCY SECURITIES (MATURITY VALUE
              $1,136,231)                                                        0.25          05/01/2009         1,136,223
    441,864   BARTON CAPITAL CORPORATION++(p)                                    0.33          05/08/2009           441,836
     97,841   BNP PARIBAS                                                        0.46          05/01/2009            97,841
    441,864   BNP PARIBAS (NEW YORK)                                             0.91          05/05/2009           441,888
    315,617   BRYANT BANK FUNDING LLC++(p)                                       0.33          05/26/2009           315,545
    221,740   BRYANT BANK FUNDING LLC++(p)                                       0.35          05/19/2009           221,701
    290,368   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE            0.23          05/04/2009           290,368
     50,499   CALCASIEU PARISH LA+/-ss                                           0.75          12/01/2027            50,499
     50,499   CALIFORNIA DEPARTMENT OF WATER RESOURCES+/-ss                      0.30          05/01/2020            50,499
     69,436   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss              0.20          11/01/2026            69,436
     69,436   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
              AUTHORITY+/-ss                                                     1.00          06/01/2028            69,436
    504,988   CALYON (NEW YORK)                                                  0.44          05/11/2009           504,988
     47,519   CHARIOT FUNDING LLC++(p)                                           0.30          05/20/2009            47,512
    441,864   CHARIOT FUNDING LLC++(p)                                           0.35          05/06/2009           441,843
    460,922   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          02/25/2008             7,605
    354,863   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00          05/19/2008             5,855
    104,936   CIESCO LLC++                                                       0.35          05/07/2009           104,930
    290,368   CLIPPER RECEIVABLES CORPORATION++(p)                               0.50          05/07/2009           290,344
     33,424   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          1.55          10/01/2038            33,424
    100,998   COOK COUNTY IL+/-ss                                                1.00          11/01/2030           100,998
    227,245   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       2.65          12/15/2037           227,245
    151,496   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $151,497)                  0.30          05/01/2009           151,496
    441,864   DEXIA CREDIT LOCAL DE FRANCE SA                                    0.45          05/04/2009           441,864
    227,245   EBBETS FUNDING LLC++(p)                                            0.50          05/04/2009           227,235
     94,685   EBBETS FUNDING LLC++(p)                                            0.50          05/05/2009            94,680
    391,366   EDISON ASSET SECURITIZATION LLC++(p)                               0.32          05/07/2009           391,345
     88,373   ELYSIAN FUNDING LLC++(p)                                           0.50          05/05/2009            88,368
     75,748   ELYSIAN FUNDING LLC++(p)                                           0.50          05/06/2009            75,743
    151,496   FAIRWAY FINANCE CORPORATION(p)                                     0.32          05/04/2009           151,492
    343,392   FAIRWAY FINANCE CORPORATION(p)                                     0.35          05/04/2009           343,382
    315,731   FALCON ASSET SECURITIZATION CORPORATION++(p)                       0.30          05/15/2009           315,694
    438,077   GDF SUEZ++                                                         0.30          05/27/2009           437,982
     37,874   GDF SUEZ++                                                         0.31          05/22/2009            37,867
    416,615   GEMINI SECURITIZATION INCORPORATED++(p)                            0.34          05/27/2009           416,513
    178,362   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $178,363)               0.17          05/01/2009           178,362
  1,672,836   GRYPHON FUNDING LIMITED(a)(i)                                      0.00          08/23/2009           563,244
     20,831   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              3.20          11/01/2042            20,831
    189,370   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.75          05/15/2034           189,370
    302,993   HSBC USA INCORPORATED                                              0.28          05/15/2009           302,960
     63,123   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.55          07/01/2029            63,123
     25,249   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 1.40          01/01/2018            25,249
    265,119   INTERNATIONALE NEDERLANDEN US FUND                                 0.25          05/04/2009           265,113
    378,741   INTESA SANPAOLO (NEW YORK)+/-                                      1.05          05/22/2009           378,834

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

PRINCIPAL     SECURITY NAME                                                  INTEREST RATE   MATURITY DATE        VALUE
-----------   ------------------------------------------------------------   -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   176,746   IRISH LIFE & PERMANENT PLC++                                        0.70%        05/05/2009    $      176,732
    492,363   JPMORGAN CHASE FUNDING INCORPORATED++                               0.30         05/21/2009           492,281
    542,862   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              US TREASURY SECURITIES (MATURITY VALUE $542,866)                    0.24         05/01/2009           542,862
     37,874   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                              1.40         04/15/2025            37,874
    315,617   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                      0.84         05/28/2009           315,419
     60,813   KITTY HAWK FUNDING CORPORATION++(p)                                 0.35         05/05/2009            60,811
    189,370   LMA AMERICAS LLC++(p)                                               0.40         05/28/2009           189,314
    419,771   MASSACHUSETTS HEFA+/-ss                                             0.45         10/01/2034           419,771
    441,864   MATCHPOINT MASTER TRUST++(p)                                        0.37         05/27/2009           441,746
    126,247   MATCHPOINT MASTER TRUST++(p)                                        0.40         05/18/2009           126,223
     54,286   MISSISSIPPI STATE GO+/-ss                                           4.50         11/01/2028            54,286
     50,499   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                           0.45         02/01/2036            50,499
    542,862   NATIONWIDE BUILDING SOCIETY++                                       0.49         05/07/2009           542,818
    214,620   NATIXIS                                                             0.27         05/05/2009           214,620
     25,249   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                            3.75         01/01/2018            25,249
    504,988   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                        0.55         05/15/2009           504,880
    269,411   NORDEA NORTH AMERICA INCORPORATED                                   0.32         05/12/2009           269,385
     82,061   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                            0.62         01/01/2034            82,061
    103,523   PARK AVENUE RECEIVABLES CORPORATION++##(p)                          0.33         05/05/2009           103,519
    555,487   PRUDENTIAL PLC++                                                    0.65         05/15/2009           555,346
    504,988   RANGER FUNDING CORPORATION++                                        0.35         05/11/2009           504,939
     82,515   REGENCY MARKETS #1 LLC++(p)                                         0.35         05/01/2009            82,515
    302,993   REGENCY MARKETS #1 LLC++(p)                                         0.43         05/14/2009           302,946
    176,746   REGENCY MARKETS #1 LLC++(p)                                         0.44         05/18/2009           176,709
     12,625   ROMULUS FUNDING CORPORATION(p)                                      0.70         05/04/2009            12,624
    126,247   ROMULUS FUNDING CORPORATION(p)                                      0.77         05/04/2009           126,239
     75,748   ROYAL BANK OF SCOTLAND PLC(p)                                       0.39         05/26/2009            75,728
    214,620   SALISBURY RECEIVABLES COMPANY++(p)                                  0.34         05/20/2009           214,581
    366,116   SALISBURY RECEIVABLES COMPANY++(p)                                  0.37         05/28/2009           366,015
    479,738   SOCIETE GENERALE NORTH AMERICA                                      0.35         05/29/2009           479,608
     25,249   STARBIRD FUNDING CORPORATION++(p)                                   0.35         05/04/2009            25,249
    309,305   STARBIRD FUNDING CORPORATION++(p)                                   0.50         05/14/2009           309,249
    189,370   STATE STREET CORPORATION                                            0.25         05/04/2009           189,367
    378,741   SURREY FUNDING CORPORATION++(p)                                     0.47         05/06/2009           378,716
    530,237   SVENSKA HANDELSBANKEN INCORPORATED                                  0.34         05/20/2009           530,142
    329,479   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.40         05/18/2009           329,417
     59,538   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)             0.45         05/15/2009            59,528
    126,247   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.32         05/29/2009           126,216
     63,123   TICONDEROGA MASTER FUNDING LIMITED++(p)                             0.36         05/07/2009            63,120
    434,984   TULIP FUNDING CORPORATION++(p)                                      0.43         05/18/2009           434,896
     83,727   TULIP FUNDING CORPORATION++(p)                                      0.45         05/07/2009            83,721
    113,622   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                   0.55         07/01/2032           113,622
    517,613   UBS AG (STAMFORD)                                                   0.52         05/29/2009           517,613
    479,738   UNICREDITO ITALIANO (NEW YORK)                                      0.61         05/29/2009           479,742
     37,874   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                   0.75         12/15/2040            37,874
    164,121   VERSAILLES CP LLC++(p)                                              0.50         05/06/2009           164,110
     50,499   VERSAILLES CP LLC++(p)                                              0.60         05/04/2009            50,491
    626,100   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.27         07/28/2008           275,484
    363,582   VICTORIA FINANCE LLC+++/-####(a)(i)                                 0.30         08/07/2008           159,976
    445,236   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.02         04/03/2008           195,904
    722,675   VICTORIA FINANCE LLC+++/-####(a)(i)                                 1.03         02/15/2008           317,977
    711,859   WHITE PINE FINANCE LLC+++/-####(a)(i)                               0.98         02/22/2008           540,088
                                                                                                                 25,792,818
                                                                                                             --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,704,697)                                                       31,852,674
                                                                                                             --------------

 SHARES
-----------
SHORT-TERM INVESTMENTS: 1.10%
  2,609,672   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        2,609,672
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

LARGE CAP GROWTH FUND

TOTAL SHORT-TERM INVESTMENTS (COST $2,609,672)                                                                    2,609,672
                                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $324,233,565)*                                                             114.23%                     $  271,524,878
OTHER ASSETS AND LIABILITIES, NET                                                (14.23)                        (33,816,327)
                                                                                 ------                      --------------
TOTAL NET ASSETS                                                                 100.00%                     $  237,708,551
                                                                                 ------                      --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,609,672.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $325,388,472 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  3,265,380
GROSS UNREALIZED DEPRECIATION                 (57,128,974)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(53,863,594)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LARGE CAP STOCK FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Funds' investments in securities:

                                                                        TOTAL FAIR VALUE
LARGE CAP STOCK FUNDS          LEVEL 1         LEVEL 2       LEVEL 3     AS OF 04/30/09
---------------------      --------------   ------------   ----------   ----------------
Capital Growth Fund        $1,294,797,289   $104,646,467   $6,741,469    $1,406,185,225
Endeavor Select Fund        1,132,537,426     68,626,059    9,515,396     1,210,678,881
Growth Fund                 1,107,429,634    178,846,598    9,082,730     1,295,358,962
Large Cap Growth Fund         245,732,060     23,726,685    2,066,133       271,524,878
Large Company Core Fund       201,546,756     24,140,874    1,599,232       227,286,862
Large Company Value Fund       96,973,933     11,212,747      407,650       108,594,330
U.S. Value Fund               110,158,964      8,219,679      483,944       118,862,587

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                        CAPITAL       ENDEAVOR
                                                         GROWTH        SELECT                    LARGE CAP
LARGE CAP STOCK FUNDS                                     FUND          FUND      GROWTH FUND   GROWTH FUND
---------------------                                 -----------   -----------   -----------   -----------
Balance as of 07/31/2008                              $15,494,788   $15,213,413    18,251,003   $1,198,734
   Accrued discounts (premiums)                                 0             0             0            0
   Realized gain (loss)                                         0             0             0            0
   Change in unrealized appreciation (depreciation)    (2,838,035)   (2,874,039)   (3,861,924)    (591,368)
   Net purchases (sales)                               (5,915,284)   (2,823,978)   (5,306,349)   1,458,767
   Transfer in (out) of Level 3                                 0             0             0            0
Balance as of 04/30/2009                              $ 6,741,469   $ 9,515,396   $ 9,082,730   $2,066,133

                                                         LARGE         LARGE
                                                        COMPANY       COMPANY    U.S. VALUE
LARGE CAP STOCK FUNDS                                  CORE FUND    VALUE FUND      FUND
---------------------                                 -----------   ----------   ----------
Balance as of 07/31/2008                              $ 1,154,624   $ 983,451    $1,350,248
   Accrued discounts (premiums)                                 0           0             0
   Realized gain (loss)                                         0           0             0
   Change in unrealized appreciation (depreciation)      (455,730)   (158,025)     (165,634)
   Net purchases (sales)                                  900,338    (417,776)     (700,670)
   Transfer in (out) of Level 3                                 0           0             0
Balance as of 04/30/2009                              $ 1,599,232   $ 407,650    $  483,944

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of April 30, 2009:

                                                        CAPITAL       ENDEAVOR
                                                         GROWTH        SELECT                    LARGE CAP
                                                          FUND          FUND      GROWTH FUND   GROWTH FUND
                                                      -----------   -----------   -----------   -----------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period                                $(2,838,035)  $(2,874,039)  $(3,861,924)   $(591,368)

                                                         LARGE         LARGE
                                                        COMPANY       COMPANY    U.S. VALUE
                                                       CORE FUND    VALUE FUND      FUND
                                                      -----------   ----------   ----------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period                                 $(455,730)   $(158,025)   $(165,634)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
COMMON STOCKS: 98.44%
BUSINESS SERVICES: 10.56%
      1,134   ADOBE SYSTEMS INCORPORATED+                                                                    $       31,015
        899   AUTOMATIC DATA PROCESSING INCORPORATED                                                                 31,645
        135   GOOGLE INCORPORATED CLASS A+                                                                           53,456
      2,435   MICROSOFT CORPORATION                                                                                  49,333
                                                                                                                    165,449
                                                                                                             --------------
CHEMICALS & ALLIED PRODUCTS: 10.31%
        921   GLAXOSMITHKLINE PLC ADR                                                                                28,330
        966   JOHNSON & JOHNSON                                                                                      50,580
      1,214   NOVARTIS AG ADR                                                                                        46,023
        739   PROCTER & GAMBLE COMPANY                                                                               36,536
                                                                                                                    161,469
                                                                                                             --------------
COMMUNICATIONS: 4.14%
      3,068   COMCAST CORPORATION CLASS A                                                                            45,038
      1,077   VODAFONE GROUP PLC ADR                                                                                 19,763
                                                                                                                     64,801
                                                                                                             --------------
DEPOSITORY INSTITUTIONS: 5.85%
        878   BANK OF NEW YORK MELLON CORPORATION                                                                    22,371
      1,061   JPMORGAN CHASE & COMPANY                                                                               35,013
      1,879   US BANCORP                                                                                             34,235
                                                                                                                     91,619
                                                                                                             --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.55%
        415   AGL RESOURCES INCORPORATED                                                                             12,936
        362   CONSOLIDATED EDISON INCORPORATED                                                                       13,441
        589   UGI CORPORATION                                                                                        13,512
                                                                                                                     39,889
                                                                                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.24%
      2,023   CISCO SYSTEMS INCORPORATED+                                                                            39,084
      2,130   EMERSON ELECTRIC COMPANY                                                                               72,505
      1,240   NOKIA OYJ ADR                                                                                          17,534
                                                                                                                    129,123
                                                                                                             --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.10%
      1,118   ACCENTURE LIMITED CLASS A                                                                              32,903
                                                                                                             --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.11%
      1,010   ILLINOIS TOOL WORKS INCORPORATED                                                                       33,128
                                                                                                             --------------
FOOD & KINDRED PRODUCTS: 4.67%
        538   GENERAL MILLS INCORPORATED                                                                             27,271
        922   PEPSICO INCORPORATED                                                                                   45,879
                                                                                                                     73,150
                                                                                                             --------------
GENERAL MERCHANDISE STORES: 3.28%
        575   TARGET CORPORATION                                                                                     23,725

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
GENERAL MERCHANDISE STORES (continued)
        990   TJX COMPANIES INCORPORATED                                                                     $       27,690
                                                                                                                     51,415
                                                                                                             --------------
HEALTH SERVICES: 2.48%
        606   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                            38,875
                                                                                                             --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.04%
        578   3M COMPANY                                                                                             33,293
      2,707   APPLIED MATERIALS INCORPORATED                                                                         33,052
      1,880   CAMERON INTERNATIONAL CORPORATION+                                                                     48,090
      1,193   HEWLETT-PACKARD COMPANY                                                                                42,924
                                                                                                                    157,359
                                                                                                             --------------
INSURANCE CARRIERS: 2.25%
        760   ACE LIMITED                                                                                            35,203
                                                                                                             --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.22%
        574   BECTON DICKINSON & COMPANY                                                                             34,716
                                                                                                             --------------
MEDICAL PRODUCTS: 2.12%
        859   STRYKER CORPORATION                                                                                    33,252
                                                                                                             --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.99%
        179   POTASH CORPORATION OF SASKATCHEWAN                                                                     15,482
                                                                                                             --------------
MISCELLANEOUS RETAIL: 5.21%
        686   COSTCO WHOLESALE CORPORATION                                                                           33,340
      1,520   CVS CAREMARK CORPORATION                                                                               48,306
                                                                                                                     81,646
                                                                                                             --------------
MOTION PICTURES: 1.44%
      1,029   WALT DISNEY COMPANY                                                                                    22,535
                                                                                                             --------------
OIL & GAS EXTRACTION: 5.38%
        487   APACHE CORPORATION                                                                                     35,483
        860   NOBLE ENERGY INCORPORATED                                                                              48,805
                                                                                                                     84,288
                                                                                                             --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.40%
      1,625   BP PLC ADR                                                                                             68,998
                                                                                                             --------------
PRIMARY METAL INDUSTRIES: 2.03%
        780   NUCOR CORPORATION                                                                                      31,738
                                                                                                             --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.13%
        323   FRANKLIN RESOURCES INCORPORATED                                                                        19,535
        230   GOLDMAN SACHS GROUP INCORPORATED                                                                       29,555
                                                                                                                     49,090
                                                                                                             --------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.94%
        879   NIKE INCORPORATED CLASS B                                                                              46,118
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $1,658,197)                                                                             1,542,246
                                                                                                             --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                           PORTFOLIO OF INVESTMENTS - APRIL 30, 2009 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES        SECURITY NAME                                                                                       VALUE
-----------   ------------------------------------------------------------                                   --------------
SHORT-TERM INVESTMENTS: 2.10%
     32,928   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $       32,928
                                                                                                             --------------
TOTAL SHORT-TERM INVESTMENTS (COST $32,928)                                                                          32,928
                                                                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,691,125)*                                                              100.54%                      $    1,575,174
OTHER ASSETS AND LIABILITIES, NET                                                (0.54)                              (8,503)
                                                                                ------                       --------------
TOTAL NET ASSETS                                                                100.00%                      $    1,566,671
                                                                                ------                       --------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $32,928.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,691,125 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  40,942
GROSS UNREALIZED DEPRECIATION                 (156,893)
                                             ---------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(115,951)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

SOCIAL SUSTAINABILITY FUND

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments in securities:

                                                              TOTAL FAIR VALUE
FUND                           LEVEL 1    LEVEL 2   LEVEL 3    AS OF 04/30/09
----                         ----------   -------   -------   ----------------
Social Sustainability Fund   $1,575,174      $0        $0        $1,575,174

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust


                             By:      /s/ Karla M. Rabusch


                                      Karla M. Rabusch
                                      President

                             Date: June 12, 2009


                             By:      /s/ David S. Berardi


                                      David S. Berardi
                                      Treasurer

                             Date: June 12, 2009

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                             Wells Fargo Funds Trust



                             By:      /s/ Karla M. Rabusch


                                      Karla M. Rabusch
                                      President

                             Date: June 12, 2009



                             By:      /s/ David S. Berardi


                                      David S. Berardi
                                      Treasurer

                             Date: June 12, 2009